Schedule of Investments (unaudited) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 5.11%, 04/20/30	USD	500	$470,788
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 6.36%, 04/20/30		600	547,191
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 5.81%, 01/15/33(a)(b)		250	227,061
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.51%, 10/15/29(a)(b)		285	236,756
AMMC CLO 20 Ltd., Series 2017-20A, Class AR, (3 mo. LIBOR US + 0.87%), 3.61%, 04/17/29(a)(b)		432	426,410
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 4.11%, 10/13/30		380	365,408
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 5.66%, 10/13/30		720	663,721
Apidos CLO XXII, Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 5.66%, 04/20/31(a)(b)		250	224,399
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 4.86%, 10/20/34(a)(b)		500	446,307
Bain Capital Credit CLO 2021-5 Ltd., Class B, (3 mo. LIBOR US + 1.65%), 4.43%, 10/23/34(a)(b)		500	468,465
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 5.88%, 07/24/34(a)(b)		250	220,013
Ballyrock CLO Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 5.66%, 10/15/28(a)(b)		250	241,450
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 5.94%, 01/19/35(a)(b)		250	220,515
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 6.64%, 06/15/31(a)(b)		1,000	955,765
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 5.61%, 10/15/31(a)(b)		250	214,375
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 4.41%, 07/15/31		250	230,713
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 5.86%, 04/15/34		500	429,076
Carlyle Global Market Strategies CLO Ltd., Series 2013- 1A, Class CR, (3 mo. LIBOR US + 3.35%), 6.26%, 08/14/30(a)(b)		1,000	891,213
CarVal CLO I Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 8.51%, 07/16/31(a)(b)		500	407,401
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 04/20/32(a)(b)		500	443,061
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 9.15%, 07/20/32(a)(b)		500	432,011
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 5.76%, 10/15/34(a)(b)		250	226,023
CBAM Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 5.11%, 07/20/30(a)(b)		350	327,296
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 5.31%, 04/20/31(a)(b)		250	222,099
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3 mo. LIBOR US + 1.60%), 4.31%, 10/20/32(a)(b)		930	871,214
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 4.11%, 07/15/33(a)(b)		500	468,560
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 6.29%, 07/16/30		500	452,373

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 5.58%, 04/24/30	USD	750	$686,576
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 4.56%, 10/22/31		250	236,337
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 3.87%, 01/22/31		1,000	981,264
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 5.61%, 07/15/36		500	443,328
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(b)		322	321,713
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 2.96%, 01/15/37(a)		1,232	1,124,850
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.85%), 5.36%, 10/15/30(a)(b)		280	255,670
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/30(a)(b)		250	237,219
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3 mo. LIBOR US + 1.40%), 3.91%, 01/15/31(a)(b)		1,320	1,249,269
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 5.39%, 04/18/31(a)(b)		1,250	1,103,197
Dryden 78 CLO Ltd., Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 5.74%, 04/17/33(a)(b)		250	218,829
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 6.06%, 08/15/30(a)(b)		1,000	915,269
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 3.96%, 01/20/30(a)(b)		1,000	962,412
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	87,247
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 9.98%, 04/20/32(a)(b)		500	420,854
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 4.21%, 04/15/33(a)(b)		250	238,370
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 4.71%, 10/20/34(a)(b)		436	391,544
Elmwood CLO VI Ltd., Series 2020-3A, Class BR, (3 mo. LIBOR US + 1.65%), 4.36%, 10/20/34(a)(b)		250	240,815
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	111,561
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3 mo. LIBOR US + 1.75%), 4.46%, 04/20/31(a)(b)	USD	250	230,952
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 3.94%, 05/16/31(a)(b)		2,000	1,947,296
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.31%, 10/20/29(a)(b)		1,750	1,583,239
Generate CLO 4 Ltd., Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 5.86%, 04/20/32(a)(b)		1,500	1,383,047
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 6.26%, 01/22/35(a)(b)		750	659,037
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 4.26%, 04/20/30(a)(b)		250	239,646
GoldenTree Loan Management US CLO 4, Ltd., Class BR, (3 mo. LIBOR US + 1.60%), 4.38%, 04/24/31(a)(b)		500	473,652
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class BR2, (3 mo. LIBOR US + 1.60%), 4.41%, 10/29/29(a)(b)		1,500	1,455,242

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 5.76%, 07/20/31(a)(b)	USD	250	$224,603
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 9.27%, 07/20/34(a)(b)		250	222,967
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 6.01%, 01/20/30(a)(b)		250	231,714
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(a)(b)		500	447,653
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 6.34%, 07/18/29(a)(b)		1,000	901,578
Lending Funding Trust, Series 2020-2A, Class C, 4.30%, 04/21/31(b)		240	209,741
Litigation Fee Residual, 4.00%, 10/30/27(c)		1,034	984,761
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.48%), 3.56%, 09/25/36(a)		6,234	1,918,569
Madison Park Funding LXII Ltd., Series 2022-62A, Class A1, (3 mo. SOFR + 2.25%), 4.76%, 07/17/33(a)(b)		760	744,054
Madison Park Funding XXIII Ltd., Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 4.77%, 07/27/31(a)(b)		600	561,267
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 4.43%, 04/25/29(a)(b)		250	241,460
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 6.13%, 04/25/32(a)(b)		250	229,415
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3 mo. LIBOR US + 1.90%), 4.64%, 07/17/34(a)(b)		250	225,541
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 3.75%), 6.46%, 04/20/33(a)(b)		250	223,213
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 6.41%, 01/22/35(a)(b)		250	225,916
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class C, 2.96%, 03/20/36		190	154,565
Series 2021-AA, Class D, 3.83%, 03/20/36		180	148,553
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class C, 3.48%, 04/15/60		770	645,990
Series 2021-DA, Class D, 4.00%, 04/15/60		440	371,620
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	382,519
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,576,879
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 4.39%, 10/17/30(a)(b)		250	237,118
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 4.51%, 07/20/31(a)(b)		1,162	1,072,130
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class BR2, (3 mo. SOFR + 1.75%), 2.60%, 01/15/33		250	237,163
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 3.47%, 07/15/30		1,000	978,193
Series 2017-14A, Class A2, (3 mo. LIBOR US + 1.50%), 4.48%, 11/20/30		1,320	1,262,282

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 5.56%, 07/15/34(a)(b)	USD	250	$219,931
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 4.18%, 01/25/31(a)(b)		500	471,308
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 5.51%, 01/22/30(a)(b)		500	436,937
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		1,287	1,279,317
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 5.89%, 10/17/29(a)(b)		875	794,888
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 5.38%, 01/20/31(a)(b)		1,000	902,554
Palmer Square CLO Ltd.(a)(b)
Class A2R, (3 mo. LIBOR US + 1.60%), 4.51%, 11/15/31		250	236,197
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 4.24%, 10/17/31		250	235,728
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 5.46%, 07/20/30		250	224,575
Palmer Square Loan Funding Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 5.48%, 02/20/28(a)(b)		250	250,000
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 9.72%, 02/14/34(a)(b)		1,300	1,085,806
PPM CLO 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 6.14%, 04/16/32(a)(b)		250	218,845
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 6.83%, 07/25/51(a)(b)		250	246,701
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 5.26%, 04/15/32(a)(b)		400	355,136
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 5.59%, 07/17/31(a)(b)		370	330,113
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	217,633
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 4.93%, 10/23/30(a)(b)		500	469,828
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3 mo. LIBOR US + 2.35%), 4.86%, 07/15/31(a)(b)		250	231,108
SMB Private Education Loan Trust(b)
Series 2021-C, Class C, 3.00%, 01/15/53		190	168,747
Series 2021-C, Class D, 3.93%, 01/15/53		160	141,879
Sterling COOFS Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		830	8,296
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		754	7,538
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		85	74,634
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 6.11%, 04/20/34(a)(b)		250	213,718
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 5.81%, 04/26/28(a)(b)		500	478,091
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 5.61%, 01/20/31(a)(b)		500	455,205
TICP CLO XV Ltd., Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 5.86%, 04/20/33(a)(b)		250	228,706
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3 mo. LIBOR US + 1.75%), 4.53%, 04/25/32		1,750	1,576,031

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Trestles CLO Ltd.(a)(b) (continued)
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 5.68%, 04/25/32	USD	250	$218,574
Trimaran Cavu Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 6.03%, 10/25/34(a)(b)		500	462,218
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 7.46%, 11/26/32(a)(b)		500	464,416
Unique Pub Finance Co. PLC(d)
Series A4, 5.66%, 06/30/27	GBP	610	677,311
Series M, 7.40%, 03/28/24		1,582	1,752,493
Series N, 6.46%, 03/30/32		100	125,474
Voya CLO Ltd.(a)(b)
Class AR, (3 mo. LIBOR US + 1.65%), 4.16%, 06/07/30	USD	250	240,000
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 3.64%, 10/15/30		250	245,782
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.25%), 3.76%, 07/15/31		1,000	957,376
Whetstone Park CLO Ltd., Classs 1A, (3 mo. LIBOR US + 1.60%), 4.31%, 01/20/35(a)(b)		725	681,105
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 5.83%, 07/24/32(a)(b)		500	453,451
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 6.13%, 10/24/34(a)(b)		500	450,717
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 5.86%, 10/15/34		250	231,243
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 9.36%, 10/15/34		250	220,739
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 4.86%, 10/22/29(a)(b)		250	238,119

Total Asset-Backed Securities — 10.8% (Cost: $69,513,378)			63,166,031

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	436,725

Aerospace & Defense — 2.3%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	27,600
Boeing Co., 3.20%, 03/01/29		1,175	981,066
Bombardier, Inc.(b)
7.50%, 03/15/25		35	34,034
7.13%, 06/15/26		846	775,926
7.88%, 04/15/27		395	363,400
6.00%, 02/15/28		415	347,220
7.45%, 05/01/34		100	93,272
Eaton Corp., 4.15%, 11/02/42		500	410,930
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		200	155,042
General Electric Co., 6.15%, 08/07/37		2,150	2,126,746
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,171,273
Northrop Grumman Corp., 3.85%, 04/15/45		350	266,553
Raytheon Technologies Corp., 2.25%, 07/01/30(e)		2,000	1,616,305
Rolls-Royce PLC, 5.75%, 10/15/27(b)		1,000	868,750
Spirit AeroSystems, Inc.(b)
5.50%, 01/15/25		105	99,225
7.50%, 04/15/25		22	20,729
TransDigm, Inc.
8.00%, 12/15/25(b)		130	131,847

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.25%, 03/15/26(b)	USD	3,160	$3,065,200
6.38%, 06/15/26		31	29,288
7.50%, 03/15/27		71	67,592
4.63%, 01/15/29		393	316,377
4.88%, 05/01/29		203	164,086
Triumph Group, Inc., 8.88%, 06/01/24(b)		527	520,618

			13,653,079

Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(b)		324	278,235
Allegiant Travel Co., 7.25%, 08/15/27(b)		80	75,400
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24		759	749,634
Series 2015-2, Class A, 4.00%, 03/22/29		1,038	841,984
Series 2015-2, Class AA, 3.60%, 03/22/29		1,038	930,395
American Airlines, Inc., 11.75%, 07/15/25(b)		303	316,435
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		675	633,855
5.75%, 04/20/29		737	643,320
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		150	113,816
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		6	5,272
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100	76,405
Gol Finance SA, 7.00%, 01/31/25(b)	USD	200	92,725
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		168	148,174
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		442	432,841
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		393	378,997
Series 2020-1, Class B, 4.88%, 07/15/27		28	26,021
Series A, Class A, 4.30%, 02/15/27		2,413	2,259,172
United Airlines, Inc.(b)
4.38%, 04/15/26		390	348,075
4.63%, 04/15/29		606	501,429

			8,852,185

Auto Components — 0.6%
Aptiv PLC, 4.40%, 10/01/46		465	340,427
Clarios Global LP, 6.75%, 05/15/25(b)		154	150,802
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		743	709,565
8.50%, 05/15/27		1,815	1,732,399
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		211	185,685
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		75	54,079
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		109	88,982
5.63%, 04/30/33		81	64,901
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	76,224

			3,403,064

Automobiles — 1.4%
Allison Transmission, Inc., 5.88%, 06/01/29(b)	USD	94	85,070
Asbury Automotive Group, Inc.
4.50%, 03/01/28		18	15,210
4.75%, 03/01/30		84	65,603
5.00%, 02/15/32(b)		106	81,626
Carvana Co.(b)
5.50%, 04/15/27(e)		173	94,285
4.88%, 09/01/29		151	73,612

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	$75,646
Ford Motor Co.
0.00%, 03/15/26(f)(g)	USD	216	197,532
4.35%, 12/08/26		7	6,424
3.25%, 02/12/32		420	302,539
6.10%, 08/19/32		126	111,082
4.75%, 01/15/43		2,000	1,325,180
5.29%, 12/08/46		19	13,395
Ford Motor Credit Co. LLC
4.69%, 06/09/25		200	185,599
4.13%, 08/04/25		279	253,206
4.39%, 01/08/26		200	181,021
2.70%, 08/10/26		200	165,878
4.95%, 05/28/27		401	358,005
4.13%, 08/17/27		200	172,100
2.90%, 02/16/28		200	157,194
5.11%, 05/03/29		200	173,540
3.63%, 06/17/31		300	222,885
General Motors Co., 6.25%, 10/02/43(e)		2,506	2,176,784
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	803,788
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		30	24,156
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		82	67,018
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		182	140,935
Lithia Motors, Inc., 3.88%, 06/01/29(b)		89	71,422
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		120	82,734
Penske Automotive Group, Inc.
3.50%, 09/01/25		29	26,547
3.75%, 06/15/29		46	36,561
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	83,047
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	USD	40	31,400
Wabash National Corp., 4.50%, 10/15/28(b)		149	115,506

			7,976,530

Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(d)	EUR	100	83,760
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(h)	USD	2,000	1,494,500
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%		200	176,475
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	222,418
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(h)		518	494,690
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	143,875
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)		3,151	2,938,035
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(h)		252	202,860
NBK Tier 1 Ltd., 3.63%(a)(b)(h)		209	177,951
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	437,846
SVB Financial Group, Series D, (5 year CMT + 3.07%), 4.25%(a)(h)		1,275	938,556
Wells Fargo & Co.
3.90%, 05/01/45		2,250	1,668,289
Series BB, (5 year CMT + 3.45%), 3.90%(a)(h)		245	207,178

			9,186,433

Security		Par (000)	Value

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)	USD	4,600	$3,997,768
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		501	343,035
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		1,466	1,073,629
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)		242	151,427
Ball Corp.
5.25%, 07/01/25		12	11,727
2.88%, 08/15/30		25	19,186
3.13%, 09/15/31		254	191,453
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	23,000
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		431	409,450
Silgan Holdings, Inc., 4.13%, 02/01/28		25	22,175
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		505	451,656
8.50%, 08/15/27		738	651,516

			7,346,022

Biotechnology — 0.2%
Baxalta, Inc., 5.25%, 06/23/45		500	459,450
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	80,246
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	869,558

			1,409,254

Building Materials(b) — 0.2%
Jeld-Wen, Inc., 6.25%, 05/15/25		98	92,120
Masonite International Corp.
Class C, 5.38%, 02/01/28		17	15,037
Class C, 3.50%, 02/15/30		145	110,853
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		55	45,459
9.75%, 07/15/28		26	21,931
SRM Escrow Issuer LLC, 6.00%, 11/01/28		509	413,685
Standard Industries, Inc.
4.75%, 01/15/28		62	52,383
4.38%, 07/15/30		513	392,445
3.38%, 01/15/31		64	45,011
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		117	102,960

			1,291,884

Building Products — 0.8%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		202	185,767
6.38%, 06/15/30		290	280,967
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		86	69,652
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		146	120,334
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		63	45,979
GYP Holdings III Corp., 4.63%, 05/01/29(b)		159	120,943
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,722,536
LBM Acquisition LLC, 6.25%, 01/15/29(b)		82	55,555
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	792,907
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		56	46,338
SRS Distribution, Inc.(b)
4.63%, 07/01/28		362	310,954
6.13%, 07/01/29		336	269,842

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
SRS Distribution, Inc.(b) (continued) 6.00%, 12/01/29	USD	543	$433,053
White Cap Buyer LLC, 6.88%, 10/15/28(b)		423	345,151
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(i)		142	120,303

			4,920,281

Capital Markets — 1.5%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(e)(h)		5,195	3,816,159
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		129	101,230
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,147,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		112	104,783
6.25%, 05/15/26		101	94,389
5.25%, 05/15/27		356	311,682
4.38%, 02/01/29		207	166,610
NFP Corp.(b)
4.88%, 08/15/28		658	561,481
6.88%, 08/15/28		1,270	990,600
Raymond James Financial, Inc., 4.95%, 07/15/46		400	352,471
SURAAsset Management SA, 4.88%, 04/17/24(d)		178	172,972

			8,819,577

Chemicals — 1.1%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	273,678
Alpek SAB de CV, 3.25%, 02/25/31(b)		200	147,350
Ashland LLC, 3.38%, 09/01/31(b)		186	143,762
Avient Corp., 7.13%, 08/01/30(b)		116	107,060
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		498	390,407
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		242	215,582
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	132,500
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		190	179,817
Diamond BC BV, 4.63%, 10/01/29(b)		419	291,549
Element Solutions, Inc., 3.88%, 09/01/28(b)		1,204	969,461
EverArc Escrow SARL, 5.00%, 10/30/29(b)		372	300,295
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		101	102,389
HB Fuller Co., 4.25%, 10/15/28		74	62,264
Herens Holdco SARL, 4.75%, 05/15/28(b)		400	320,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		230	190,900
Ingevity Corp., 3.88%, 11/01/28(b)		57	47,127
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		176	139,040
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		76	57,000
Lune Holdings SARL, 5.63%, 11/15/28(d)	EUR	100	73,533
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	114	99,217
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	88,695
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	41	38,524
Sasol Financing USA LLC, 6.50%, 09/27/28		200	176,975
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)		200	154,500
Scotts Miracle-Gro Co.
4.00%, 04/01/31		122	85,888
4.38%, 02/01/32		18	12,802
Sherwin-Williams Co., 4.50%, 06/01/47		350	283,723

Security		Par (000)	Value

Chemicals (continued)
WESCO Distribution, Inc.(b)
7.13%, 06/15/25	USD	117	$117,064
7.25%, 06/15/28		590	577,876
WR Grace Holdings LLC(b)
5.63%, 10/01/24		21	20,422
4.88%, 06/15/27		105	90,261
5.63%, 08/15/29		1,117	837,750

			6,727,411

Commercial Services & Supplies — 0.4%
ADT Security Corp.(b)
4.13%, 08/01/29		19	15,770
4.88%, 07/15/32		29	23,387
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	169,086
APX Group, Inc.(b)
6.75%, 02/15/27		123	114,903
5.75%, 07/15/29		181	143,094
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)(e)		26	21,350
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	78,404
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	38	35,698
5.50%, 05/01/28		194	155,173
Garden Spinco Corp., 8.63%, 07/20/30(b)		136	140,506
Herc Holdings, Inc., 5.50%, 07/15/27(b)		164	147,600
Hertz Corp.(b)
4.63%, 12/01/26		85	69,051
5.00%, 12/01/29		70	52,062
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		145	113,100
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	121,689
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		118	111,031
6.25%, 01/15/28		172	146,780
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		400	330,448
United Rentals North America, Inc., 5.25%, 01/15/30		40	36,201
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		146	127,742

			2,153,075

Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28(b)		398	198,005
Ciena Corp., 4.00%, 01/31/30(b)		71	59,285
CommScope Technologies LLC, 6.00%, 06/15/25(b)		291	258,539
CommScope, Inc.(b)
8.25%, 03/01/27		44	36,355
7.13%, 07/01/28(e)		171	131,997
4.75%, 09/01/29		355	289,559
Nokia OYJ
4.38%, 06/12/27		31	27,939
6.63%, 05/15/39		88	81,583
Viasat, Inc.(b)
5.63%, 09/15/25		169	131,196
6.50%, 07/15/28		35	23,275
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		237	189,619

			1,427,352

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.7%
ITR Concession Co. LLC, 4.20%, 07/15/25(b)	USD	4,000	$3,832,431

Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/28		63	55,111
3.88%, 11/15/29		46	36,033
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		74	64,166
H&E Equipment Services, Inc., 3.88%, 12/15/28		37	29,045
IAA, Inc., 5.50%, 06/15/27		157	143,263
Picasso Finance Sub, Inc., 6.13%, 06/15/25		175	171,521
Thor Industries, Inc., 4.00%, 10/15/29		73	54,863
Winnebago Industries, Inc., 6.25%, 07/15/28		51	47,175

			601,177

Consumer Discretionary — 0.7%
APi Group DE, Inc.(b)
4.13%, 07/15/29		89	70,533
4.75%, 10/15/29		68	56,348
Carnival Corp.(b)
10.50%, 02/01/26		605	598,593
5.75%, 03/01/27		640	448,352
9.88%, 08/01/27		258	252,840
4.00%, 08/01/28		538	434,026
6.00%, 05/01/29		216	141,819
CoreLogic, Inc., 4.50%, 05/01/28(b)		350	238,000
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		60	51,380
Life Time, Inc.(b)
5.75%, 01/15/26		174	158,340
8.00%, 04/15/26		146	124,830
NCL Corp. Ltd., 5.88%, 03/15/26(b)		156	118,675
NCL Finance Ltd., 6.13%, 03/15/28(b)		177	130,533
Nielsen Finance LLC/Nielsen Finance Co.(b)
5.63%, 10/01/28		208	206,446
5.88%, 10/01/30		125	124,483
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		45	46,013
9.13%, 06/15/23		103	104,802
11.50%, 06/01/25		82	87,125
5.50%, 08/31/26		61	46,665
11.63%, 08/15/27		124	112,842
5.50%, 04/01/28		217	152,039
8.25%, 01/15/29(j)		136	132,378
9.25%, 01/15/29(j)		186	183,276
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	77,226
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	USD	124	96,410

			4,193,974

Consumer Finance — 0.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(h)		500	385,338
HealthEquity, Inc., 4.50%, 10/01/29(b)		431	364,083
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		139	114,736
Navient Corp.
7.25%, 09/25/23		28	27,891
6.13%, 03/25/24		51	49,661
5.88%, 10/25/24		39	36,955
5.50%, 03/15/29		42	31,926
OneMain Finance Corp.
7.13%, 03/15/26		150	135,210
3.50%, 01/15/27		206	160,468
6.63%, 01/15/28		165	141,570

Security		Par (000)	Value

Consumer Finance (continued)
OneMain Finance Corp. (continued)
5.38%, 11/15/29	USD	30	$23,250
4.00%, 09/15/30		74	51,927
Sabre Global, Inc.(b)
9.25%, 04/15/25		99	94,784
7.38%, 09/01/25		64	57,320
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		314	286,329
Shift4 Payments, Inc., 0.00%, 12/15/25(f)(g)		112	98,840
SLM Corp., 3.13%, 11/02/26		117	96,849
Verscend Escrow Corp., 9.75%, 08/15/26(b)		1,355	1,307,575

			3,464,712

Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC(b)
6.00%, 06/15/27		400	376,681
3.25%, 09/01/28		200	163,192
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		508	462,250
8.75%, 04/15/30		256	211,720
Crown Americas LLC, 5.25%, 04/01/30(b)		91	81,900
Graphic Packaging International LLC(b)
4.75%, 07/15/27		53	48,523
3.50%, 03/15/28		11	9,354
International Paper Co., 6.00%, 11/15/41		870	829,785
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	145,500
LABL, Inc., 5.88%, 11/01/28(b)		176	142,542
Sealed Air Corp., 4.00%, 12/01/27(b)		49	42,402
Suzano Austria GmbH, 3.75%, 01/15/31		80	62,400

			2,576,249

Diversified Consumer Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		719	640,809
9.75%, 07/15/27		200	164,396
6.00%, 06/01/29(e)		939	606,006
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		1,241	945,703
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		815	672,212
4.88%, 07/01/29		297	232,551
Garda World Security Corp., 4.63%, 02/15/27(b)		81	69,457
Graham Holdings Co., 5.75%, 06/01/26(b)		27	26,182
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	85,754
Service Corp. International, 4.00%, 05/15/31	USD	394	316,851
Sotheby’s, 7.38%, 10/15/27(b)		865	794,494

			4,554,415

Diversified Financial Services — 5.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	227,120
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	186,500
Bank of America Corp., 3.25%, 10/21/27(e)		4,000	3,584,621
Barclays PLC, 3.65%, 03/16/25(e)		4,320	4,084,923
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(h)		2,000	1,280,390
Central Garden & Pet Co.
4.13%, 10/15/30		116	92,333
4.13%, 04/30/31(b)		119	93,564
Citigroup, Inc.(a)(h)
(5 year CMT + 3.42%), 3.88%		3,160	2,605,831

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.(a)(h) (continued)
Series W, (5 year CMT + 3.60%), 4.00%	USD	105	$88,462
Series Y, (5 year CMT + 3.00%), 4.15%		335	266,325
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(b)(h)		1,000	958,750
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(i)		210	28,401
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	87,091
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)	USD	225	169,140
Goldman Sachs Group, Inc.
3.75%, 05/22/25(e)		8,965	8,584,167
Series R, (5 year CMT + 3.22%), 4.95%(a)(h)		465	420,825
HSBC Holdings PLC
6.10%, 01/14/42		610	586,324
(5 year CMT + 3.25%), 4.70%(a)(e)(h)		275	195,296
(5 year USD ICE Swap + 4.37%), 6.38%(a)(h)		1,750	1,576,662
Intrum AB, 3.00%, 09/15/27(d)	EUR	100	72,524
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	200	163,000
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		220	162,250
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)		138	130,499
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 4.25%, 02/01/27		42	33,819
4.75%, 06/15/29		46	34,438
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(h)		595	533,854
Morgan Stanley
4.00%, 07/23/25		905	875,945
3.13%, 07/27/26		2,000	1,841,628
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		200	117,287
OWL Rock Core Income Corp., 7.75%, 09/16/27(b)		142	139,844
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(d)		200	193,500
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		53	42,161
5.50%, 07/15/30		104	81,321
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(h)		200	131,400

			29,670,195

Diversified Telecommunication Services — 3.3%
AT&T, Inc.
6.38%, 03/01/41		520	527,166
5.15%, 03/15/42		1,200	1,045,512
4.75%, 05/15/46(e)		2,710	2,271,365
3.65%, 06/01/51		350	236,445
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		229	171,178
Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)		446	446,285
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		61	51,088
4.63%, 09/15/27		76	62,896
4.25%, 07/01/28		403	314,344
3.63%, 01/15/29		108	79,962
3.75%, 07/15/29		243	177,997

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
5.13%, 12/15/26(b)	USD	300	$258,123
4.00%, 02/15/27(b)		557	467,757
4.50%, 01/15/29(b)		277	194,592
5.38%, 06/15/29(b)		412	306,183
Series U, 7.65%, 03/15/42		88	59,555
Series W, 6.75%, 12/01/23		74	75,446
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		148	42,458
SoftBank Group Corp., 5.00%, 04/15/28(d)	EUR	100	77,179
Sprint Capital Corp. 6.88%, 11/15/28	USD	977	1,003,867
8.75%, 03/15/32		743	860,951
Switch Ltd.(b)
3.75%, 09/15/28		210	208,687
4.13%, 06/15/29		430	425,888
Telecom Italia Capital SA
6.38%, 11/15/33		131	101,843
6.00%, 09/30/34		337	251,139
7.20%, 07/18/36		60	47,021
7.72%, 06/04/38		79	63,029
Telecom Italia SpA, 1.63%, 01/18/29(d)	EUR	100	69,100
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)	USD	63	49,768
Verizon Communications, Inc., 6.55%, 09/15/43		6,751	7,198,968
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		1,231	987,816
6.13%, 03/01/28		1,646	1,154,796

			19,288,404

Education — 0.1%
Grand Canyon University, 5.13%, 10/01/28		702	635,120

Electric Utilities — 3.6%
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	428,159
Comision Federal de Electricidad, 4.88%, 01/15/24		200	195,500
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	632,060
6.00%, 01/15/38(e)		1,675	1,725,977
Duke Energy Florida LLC
6.35%, 09/15/37(e)		2,775	2,874,614
6.40%, 06/15/38		770	825,266
E.ON International Finance BV, 6.65%, 04/30/38(b)(e)		3,100	3,087,697
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		201	143,966
FirstEnergy Corp.
2.65%, 03/01/30		101	81,557
Series B, 2.25%, 09/01/30		14	10,771
Series C, 3.40%, 03/01/50		474	310,470
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		391	353,601
4.55%, 04/01/49		109	85,138
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		3	2,865
Ohio Power Co., Series D, 6.60%, 03/01/33(e)		3,000	3,181,402
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30(e)		1,150	986,253
PacifiCorp., 6.25%, 10/15/37		1,225	1,253,579

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co., 5.63%, 02/01/36	USD	1,300	$1,203,505
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	3,953,559

			21,335,939

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		406	373,520
GrafTech Finance, Inc., 4.63%, 12/15/28		91	68,022

			441,542

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		181	158,082
4.13%, 04/15/29		24	20,761
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		38	31,712
3.25%, 02/15/29		50	40,604
Corning, Inc., 4.38%, 11/15/57		2,000	1,484,417
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		31	24,561
4.38%, 03/31/29		13	9,643
Imola Merger Corp., 4.75%, 05/15/29(b)		203	171,261
Vertiv Group Corp., 4.13%, 11/15/28(b)		412	331,660

			2,272,701

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		227	203,297
6.25%, 04/01/28		464	407,853
Halliburton Co., 5.00%, 11/15/45		500	415,190
Nabors Industries, Inc., 5.75%, 02/01/25		214	193,734
Petroleos Mexicanos
8.75%, 06/02/29(b)		204	173,148
6.70%, 02/16/32		235	164,124
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		188	172,960
6.88%, 09/01/27		259	235,386
Vallourec SA, 8.50%, 06/30/26(d)	EUR	17	15,534
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	12	12,210
6.50%, 09/15/28		117	105,300
8.63%, 04/30/30		140	121,918

			2,220,654

Entertainment(b) — 0.0%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29		23	17,767
Lindblad Expeditions LLC, 6.75%, 02/15/27		208	183,040
NCL Corp. Ltd., 7.75%, 02/15/29		74	55,848

			256,655

Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 5.13%, 07/15/29(b)		78	71,813
Covanta Holding Corp.
4.88%, 12/01/29(b)		68	54,962
5.00%, 09/01/30		72	56,430
GFL Environmental, Inc.(b)
4.25%, 06/01/25		98	91,906
3.75%, 08/01/25		8	7,320
5.13%, 12/15/26		139	129,443
4.00%, 08/01/28		425	354,229
3.50%, 09/01/28		131	110,474

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
4.75%, 06/15/29	USD	287	$241,797
4.38%, 08/15/29		252	210,113
Stericycle, Inc., 3.88%, 01/15/29(b)		92	76,188
Tervita Corp., 11.00%, 12/01/25(b)		77	82,967
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		509	447,172

			1,934,814

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50		550	410,012
American Tower Corp., 2.10%, 06/15/30		1,700	1,302,176
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		120	98,392
Crown Castle, Inc., 2.90%, 04/01/41		350	227,237
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		32	26,320
ERP Operating LP, 4.50%, 06/01/45		1,155	960,995
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		95	74,102
Healthpeak Properties, Inc., 4.00%, 06/01/25 Iron Mountain, Inc.(b)		2,000	1,931,253
5.25%, 07/15/30		66	54,613
5.63%, 07/15/32		236	188,800
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(d)		250	175,000
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		28	24,199
4.63%, 08/01/29		531	427,227
3.50%, 03/15/31		988	687,895
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		470	408,900
4.50%, 02/15/29(b)		69	57,251
RLJ Lodging Trust LP(b)
3.75%, 07/01/26		76	64,909
4.00%, 09/15/29		66	51,702
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,406,663
Ventas Realty LP, 4.13%, 01/15/26		870	832,506
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		34	28,523

			9,438,675

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		94	82,564
7.50%, 03/15/26		65	65,388
4.63%, 01/15/27		104	92,957
5.88%, 02/15/28		219	202,028
4.88%, 02/15/30		347	293,565
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	84,022
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	297	282,652
Kraft Heinz Foods Co.
6.50%, 02/09/40		110	110,538
4.88%, 10/01/49		266	219,233
5.50%, 06/01/50		565	508,262
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		113	102,506
4.13%, 01/31/30		172	145,553
4.38%, 01/31/32		491	405,689
Ocado Group PLC, 3.88%, 10/08/26(d)	GBP	100	81,443
Performance Food Group, Inc.(b)
5.50%, 10/15/27	USD	28	25,447

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Performance Food Group, Inc.(b) (continued)
4.25%, 08/01/29	USD	349	$290,577
Post Holdings, Inc.(b)
5.50%, 12/15/29		22	19,019
4.63%, 04/15/30		159	130,579
4.50%, 09/15/31		28	22,540
U.S. Foods, Inc.(b)
4.75%, 02/15/29		290	248,240
4.63%, 06/01/30		27	22,343

			3,435,145

Food Products — 0.4%
Aramark Services, Inc.(b)
5.00%, 04/01/25		32	30,562
6.38%, 05/01/25		14	13,720
5.00%, 02/01/28		583	519,284
BRF SA, 4.88%, 01/24/30(d)		200	156,975
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25		791	723,623
4.63%, 11/15/28		541	460,142
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(h)		200	196,225
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)		233	186,526
Pilgrim’s Pride Corp., 3.50%, 03/01/32(b)		117	88,203
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		177	144,697

			2,519,957

Gas Utilities — 0.0%
DCP Midstream Operating LP, 5.63%, 07/15/27		35	33,805
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	30,881
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		62	50,889

			115,575

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.(b)
4.63%, 07/15/28		697	620,292
3.88%, 11/01/29		179	145,384
Embecta Corp., 6.75%, 02/15/30(b)		104	96,014
Hologic, Inc., 3.25%, 02/15/29(b)		10	8,178
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	979,643

			1,849,511

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		37	33,764
5.00%, 04/15/29		36	31,882
AdaptHealth LLC(b)
6.13%, 08/01/28		49	43,889
5.13%, 03/01/30		18	14,841
Aetna, Inc., 4.50%, 05/15/42		575	473,277
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		219	169,725
Cano Health LLC, 6.25%, 10/01/28(b)		85	80,292
Centene Corp.
2.45%, 07/15/28		695	565,883
4.63%, 12/15/29		155	139,283
3.00%, 10/15/30		621	491,795
2.50%, 03/01/31		704	530,662
2.63%, 08/01/31		570	429,594

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b)
8.00%, 03/15/26	USD	80	$69,263
5.63%, 03/15/27		210	161,637
6.00%, 01/15/29		313	230,051
5.25%, 05/15/30		57	39,686
Elevance Health, Inc.
2.75%, 10/15/42(f)		25	161,618
4.38%, 12/01/47		1,000	826,855
3.60%, 03/15/51		600	427,679
Encompass Health Corp.
4.50%, 02/01/28		10	8,565
4.75%, 02/01/30		361	296,986
4.63%, 04/01/31		141	111,426
HCA, Inc., 5.50%, 06/15/47		1,090	920,826
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		130	123,008
4.38%, 02/15/27		65	53,712
LifePoint Health, Inc., 5.38%, 01/15/29(b)		243	169,421
Medline Borrower LP(b)
3.88%, 04/01/29		349	279,790
5.25%, 10/01/29		979	739,145
ModivCare, Inc., 5.88%, 11/15/25(b)		41	37,840
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		123	111,008
3.88%, 11/15/30		275	230,799
3.88%, 05/15/32		161	131,879
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	580,284
Owens & Minor, Inc., 6.63%, 04/01/30(b)		6	5,280
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		180	160,659
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		58	51,898
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		378	349,329
10.00%, 04/15/27		435	423,033
Teleflex, Inc., 4.63%, 11/15/27		14	12,613
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		98	94,848
4.88%, 01/01/26		330	306,659
6.25%, 02/01/27		123	114,777
5.13%, 11/01/27		363	325,715
4.63%, 06/15/28		55	48,068
6.13%, 10/01/28		122	106,883
4.25%, 06/01/29		34	28,161
6.13%, 06/15/30		243	222,588
UnitedHealth Group, Inc., 2.75%, 05/15/40		1,000	700,189

			11,667,065

Health Care Technology — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		976	771,596
Catalent Pharma Solutions, Inc.(b)
3.13%, 02/15/29		131	101,034
3.50%, 04/01/30		328	258,044
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		670	665,943
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		67	58,348
3.75%, 03/15/29		23	19,132
4.00%, 03/15/31		84	67,740
Chrome Bidco SASU, 3.50%, 05/31/28(d)	EUR	100	77,547
IQVIA, Inc.(b)
5.00%, 10/15/26	USD	280	266,800

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
IQVIA, Inc.(b) (continued)
5.00%, 05/15/27	USD	266	$248,045
Syneos Health, Inc., 3.63%, 01/15/29(b)		708	563,766

			3,097,995

Hotels, Restaurants & Leisure — 2.3%
1011778 BC ULC/New Red Finance, Inc.(b)
3.88%, 01/15/28		209	181,874
4.38%, 01/15/28		214	185,431
4.00%, 10/15/30		239	188,232
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(a)(d)(h)	EUR	100	85,188
Airbnb, Inc., 0.00%, 03/15/26(f)(g)	USD	199	164,772
Boyd Gaming Corp.
4.75%, 12/01/27		121	107,086
4.75%, 06/15/31(b)		219	177,324
Boyne USA, Inc., 4.75%, 05/15/29(b)		233	195,192
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		840	809,550
8.13%, 07/01/27		876	836,654
4.63%, 10/15/29		433	330,848
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 07/01/25(b)		103	99,385
Carnival Corp., 7.63%, 03/01/26(b)		48	36,480
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		672	586,868
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		432	415,554
Churchill Downs, Inc.(b)
5.50%, 04/01/27		230	212,828
4.75%, 01/15/28		202	174,745
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c) .		5,602	3,299,810
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		156	129,090
6.75%, 01/15/30		46	34,935
Fortune Star BVI Ltd., 6.75%, 07/02/23(d)		200	126,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		39	38,117
3.75%, 05/01/29(b)		99	81,752
4.88%, 01/15/30		206	179,220
4.00%, 05/01/31(b)		280	226,332
3.63%, 02/15/32(b)		77	58,974
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	40,370
McDonald’s Corp., 3.70%, 02/15/42		1,750	1,327,237
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)		250	173,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	186,169
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		450	365,625
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		144	118,624
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	43,611
5.88%, 09/01/31		79	53,325
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		121	104,063
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(b)		138	101,505
Scientific Games International, Inc.(b)
8.63%, 07/01/25		136	139,235
7.00%, 05/15/28		100	94,285
7.25%, 11/15/29		96	89,348

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	135	$134,943
Station Casinos LLC(b)
4.50%, 02/15/28		123	100,954
4.63%, 12/01/31		155	117,069
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(d)	GBP	100	97,419
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	105	103,574
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		104	91,419
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(e)		125	110,025
Wynn Macau Ltd.(d)
4.88%, 10/01/24		200	161,000
5.50%, 10/01/27		200	138,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		163	159,220
5.13%, 10/01/29		393	317,623
Yum! Brands, Inc.
4.75%, 01/15/30(b)		2	1,748
3.63%, 03/15/31		62	49,550
5.38%, 04/01/32		26	23,053
5.35%, 11/01/43		44	34,939

			13,439,174

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		68	49,371
4.63%, 04/01/30		98	70,183
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		141	104,378
4.88%, 02/15/30		178	131,767
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	156,811
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		147	141,120
Mattamy Group Corp., 4.63%, 03/01/30(b)		135	103,099
Meritage Homes Corp., 5.13%, 06/06/27		35	31,018
NCR Corp.(b)
5.00%, 10/01/28		73	57,435
5.13%, 04/15/29		91	68,252
6.13%, 09/01/29		57	49,078
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		223	132,127
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		119	110,819
5.13%, 08/01/30		37	29,866
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		151	118,992
3.88%, 10/15/31		136	99,620
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	24,212

			1,478,148

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(b)		80	71,015

Independent Power and Renewable Electricity Producers — 0.4%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(d) .		200	167,000
Calpine Corp.(b)
5.13%, 03/15/28		539	462,929
4.63%, 02/01/29		46	37,484
5.00%, 02/01/31		41	32,577
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		124	110,410
3.75%, 01/15/32		203	157,372
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		194	156,977

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Greenko Dutch BV, 3.85%, 03/29/26(d)	USD	191	$152,800
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	166,250
India Cleantech Energy, 4.70%, 08/10/26(b)		237	179,930
NRG Energy, Inc.
5.75%, 01/15/28		45	41,530
5.25%, 06/15/29(b)		73	63,875
3.63%, 02/15/31(b)		215	167,700
3.88%, 02/15/32(b)		73	56,943
SCC Power PLC(b)(i)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		131	9,586
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		242	90,134
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		121	102,702

			2,156,199

Industrial Conglomerates — 0.0%
Resideo Funding, Inc., 4.00%, 09/01/29(b)		42	33,851

Insurance — 3.9%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		140	107,800
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		1,035	884,074
6.75%, 10/15/27		1,419	1,222,879
5.88%, 11/01/29		845	686,327
Allied World Assurance Co.Holdings Ltd., 4.35%, 10/29/25		1,495	1,420,046
Allstate Corp.(a)
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67		1,750	1,713,828
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53		2,000	1,841,036
AmWINS Group, Inc., 4.88%, 06/30/29(b)		189	156,882
Aon Global Ltd.
3.88%, 12/15/25		1,445	1,388,384
4.60%, 06/14/44		500	418,940
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42		500	439,523
Five Corners Funding Trust, 4.42%, 11/15/23(b)(e)		2,050	2,030,786
Galaxy Bidco Ltd., 6.50%, 07/31/26(d)	GBP	100	90,999
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	161	148,111
HUB International Ltd.(b)
7.00%, 05/01/26		938	889,613
5.63%, 12/01/29		35	29,225
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	1,958,523
NFP Corp., 7.50%, 10/01/30(b)		74	70,219
Prudential Financial, Inc.(e)
5.90%, 03/17/36		500	493,503
5.70%, 12/14/36		1,625	1,605,756
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		92	78,029
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	568,445
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(e)		4,500	4,365,000

			22,607,928

Interactive Media & Services(b) — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28		73	56,940
Cablevision Lightpath LLC
3.88%, 09/15/27		220	184,025
5.63%, 09/15/28		400	320,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/27		328	285,360

Security		Par (000)	Value

Interactive Media & Services (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (continued)
6.00%, 02/15/28	USD	147	$113,948
Twitter, Inc.
3.88%, 12/15/27		206	193,171
5.00%, 03/01/30		95	91,040

			1,244,484

Internet Software & Services — 0.5%
ANGI Group LLC, 3.88%, 08/15/28(b)		174	122,725
Booking Holdings, Inc., 0.75%, 05/01/25(f)		148	177,792
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		27	24,868
3.50%, 03/01/29		138	112,867
Match Group Holdings II LLC(b)
5.63%, 02/15/29		6	5,463
4.13%, 08/01/30		20	16,425
3.63%, 10/01/31		390	294,450
NortonLifeLock, Inc., 7.13%, 09/30/30(b)		164	158,623
Uber Technologies, Inc.
0.00%, 12/15/25(f)(g)		884	733,638
8.00%, 11/01/26(b)		132	131,792
7.50%, 09/15/27(b)		456	446,880
6.25%, 01/15/28(b)		190	176,700
4.50%, 08/15/29(b)		791	664,934

			3,067,157

IT Services — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		99	84,386
Block, Inc., 3.50%, 06/01/31		1,275	988,527
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28		137	117,856
4.00%, 07/01/29		242	207,046
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	215,430
Camelot Finance SA, 4.50%, 11/01/26(b)		238	215,345
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)		605	494,627
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		473	390,225
Fair Isaac Corp., 4.00%, 06/15/28(b)		322	274,370
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	794,775
Fiserv, Inc., 4.40%, 07/01/49		500	387,797
Gartner, Inc.(b)
4.50%, 07/01/28		189	169,004
3.63%, 06/15/29		122	101,565
3.75%, 10/01/30		50	40,932
Global Payments, Inc., 4.95%, 08/15/27		70	66,692
International Business Machines Corp., 1.95%, 05/15/30(e)		2,000	1,589,183
KBR, Inc., 4.75%, 09/30/28(b)		134	115,116
Science Applications International Corp., 4.88%, 04/01/28(b)		73	64,945
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		112	109,137
Twilio, Inc., 3.88%, 03/15/31		399	313,204
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		874	713,131

			7,453,293

Leisure Products — 0.1%
Mattel, Inc.
3.75%, 04/01/29(b)		49	41,199

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued)
6.20%, 10/01/40	USD	218	$205,202
5.45%, 11/01/41		149	124,830

			371,231

Machinery — 0.5%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		71	58,870
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		241	225,938
Madison IAQ LLC, 5.88%, 06/30/29(b)		197	137,222
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		94	79,995
OT Merger Corp., 7.88%, 10/15/29(b)		78	52,845
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(d)	EUR	100	95,432
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	USD	90	87,957
Terex Corp., 5.00%, 05/15/29(b)		205	175,938
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		514	406,282
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		400	335,000
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	200	164,158
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	1,007	856,162

			2,675,799

Media — 6.8%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	73,688
5.75%, 08/15/29(b)	USD	930	711,655
Altice France Holding SA,
10.50%, 05/15/27(b)		1,088	852,182
AMC Networks, Inc.
5.00%, 04/01/24		2	1,908
4.75%, 08/01/25		135	120,627
4.25%, 02/15/29		83	61,367
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 03/17/51		335	236,054
Block Communications, Inc., 4.88%, 03/01/28(b)		87	75,255
Cable One, Inc.
1.13%, 03/15/28(f)		492	354,240
4.00%, 11/15/30(b)		199	154,904
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		228	205,770
5.00%, 02/01/28(b)		210	181,075
5.38%, 06/01/29(b)		49	42,891
6.38%, 09/01/29(b)		517	474,658
4.75%, 03/01/30(b)		262	212,548
4.50%, 08/15/30(b)		269	212,736
4.25%, 02/01/31(b)		431	330,594
4.75%, 02/01/32(b)		492	383,160
4.50%, 05/01/32		206	157,110
4.50%, 06/01/33(b)		227	167,701
4.25%, 01/15/34(b)		936	669,970
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		4,700	4,583,248
5.38%, 05/01/47		1,100	850,885
4.80%, 03/01/50		1,000	721,390
Clear Channel International BV, 6.63%, 08/01/25(b)		256	237,877
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		1,018	859,942
7.75%, 04/15/28		775	585,125
7.50%, 06/01/29		566	410,350

Security		Par (000)	Value

Media (continued)
CMG Media Corp., 8.88%, 12/15/27(b)	USD	563	$430,112
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22(e)		2,600	2,615,860
Comcast Corp.
6.45%, 03/15/37		790	837,727
4.60%, 08/15/45		2,000	1,669,457
4.70%, 10/15/48(e)		3,000	2,561,881
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,055	922,653
CSC Holdings LLC
5.25%, 06/01/24		247	228,475
5.75%, 01/15/30(b)		443	314,869
4.13%, 12/01/30(b)		400	298,880
4.50%, 11/15/31(b)		570	428,173
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		299	257,771
Discovery Communications LLC
3.25%, 04/01/23		1,850	1,833,560
3.45%, 03/15/25		210	199,120
DISH DBS Corp.
7.75%, 07/01/26		343	263,105
5.25%, 12/01/26(b)		685	561,184
5.75%, 12/01/28(b)		718	542,621
5.13%, 06/01/29		79	46,413
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		152	136,227
5.00%, 05/01/28		464	398,205
6.75%, 05/01/29		249	205,425
6.00%, 01/15/30		213	167,338
GCI LLC, 4.75%, 10/15/28(b)		135	112,084
iHeartCommunications, Inc.
6.38%, 05/01/26		91	84,765
5.25%, 08/15/27(b)		66	56,380
4.75%, 01/15/28(b)		50	41,675
Iliad Holding SASU(b)
6.50%, 10/15/26		529	462,558
7.00%, 10/15/28		602	515,745
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	76,596
Lamar Media Corp., 3.75%, 02/15/28	USD	38	33,194
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29(b)		673	506,814
Liberty Broadband Corp.(b)(f)
1.25%, 09/30/50		279	263,655
2.75%, 09/30/50		379	363,356
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)		154	69,827
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		510	379,950
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	158,000
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		21	20,314
6.50%, 05/15/27		618	594,670
4.75%, 10/15/27		309	268,269
3.75%, 01/15/28		132	111,870
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	85,121
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	108	96,223
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(h)		400	367,575

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27	USD	191	$166,848
4.25%, 01/15/29		80	62,840
4.63%, 03/15/30		10	7,791
Paramount Global, 5.85%, 09/01/43		645	514,200
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		464	380,587
6.50%, 09/15/28		930	648,675
Sable International Finance Ltd.
5.75%, 09/07/27(b)		200	174,750
5.75%, 09/07/27(d)		200	174,750
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		11	8,769
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		666	501,165
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		331	290,692
5.00%, 08/01/27		144	132,120
4.00%, 07/15/28		96	81,656
4.13%, 07/01/30		57	46,332
3.88%, 09/01/31		535	414,860
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	56,757
Summer BC Holdco B SARL, 5.75%, 10/31/26(d)	EUR	100	83,324
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	658,582
Univision Communications, Inc.(b)
5.13%, 02/15/25		52	49,367
6.63%, 06/01/27		70	66,060
7.38%, 06/30/30		144	137,418
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	235,137
Videotron Ltd., 3.63%, 06/15/29(b)		178	144,178
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		307	248,286
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	70,074
Walt Disney Co., 7.63%, 11/30/28	USD	385	427,908
WMG Acquisition Corp., 3.88%, 07/15/30(b)		37	30,313
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	125,250
Ziggo BV, 4.88%, 01/15/30(b)		200	158,000

			39,613,296

Metals & Mining — 1.1%
ABJA Investment Co. Pte Ltd.(d)
5.95%, 07/31/24		250	246,562
5.45%, 01/24/28		200	183,500
Arconic Corp.(b)
6.00%, 05/15/25		87	83,743
6.13%, 02/15/28		393	347,149
ATI, Inc.
4.88%, 10/01/29		68	56,458
5.13%, 10/01/31		187	152,766
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		828	762,075
Carpenter Technology Corp.
6.38%, 07/15/28		154	142,820
7.63%, 03/15/30		134	129,015
Commercial Metals Co.
4.13%, 01/15/30		48	39,409
4.38%, 03/15/32		51	40,290
Constellium SE(b)
5.63%, 06/15/28		250	205,038
3.75%, 04/15/29		1,091	796,518
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)		276	237,153

Security		Par (000)	Value

Metals & Mining (continued)
JSW Steel Ltd., 5.95%, 04/18/24(d)	USD	200	$190,750
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		119	97,094
4.50%, 06/01/31		535	391,481
Mineral Resources Ltd., 8.50%, 05/01/30(b)		88	85,043
New Gold, Inc., 7.50%, 07/15/27(b)		470	371,300
Novelis Corp.(b)
3.25%, 11/15/26		468	390,654
4.75%, 01/30/30		534	437,880
3.88%, 08/15/31		528	393,846
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	76,958
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	363,359
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		82	69,166
thyssenkrupp AG, 2.88%, 02/22/24(d)	EUR	51	46,884
U.S. Steel Corp., 6.88%, 03/01/29(e)	USD	169	153,596
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	166,413

			6,656,920

Multiline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		252	231,551

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	953,231

Offshore Drilling & Other Services — 0.1%
Entegris, Inc.(b)
4.38%, 04/15/28		168	142,434
3.63%, 05/01/29		79	62,517
KLA Corp., 3.30%, 03/01/50		500	351,206

			556,157

Oil, Gas & Consumable Fuels — 8.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		559	540,184
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		203	187,748
5.75%, 01/15/28		39	35,490
5.38%, 06/15/29		140	123,606
Antero Resources Corp., 7.63%, 02/01/29(b)		83	82,846
Apache Corp.
4.25%, 01/15/30		133	116,309
5.10%, 09/01/40		202	163,068
5.35%, 07/01/49		97	76,145
Arcosa, Inc., 4.38%, 04/15/29(b)		238	202,300
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		625	762,377
5.88%, 06/30/29		152	135,280
Buckeye Partners LP
4.13%, 03/01/25(b)		179	163,830
5.85%, 11/15/43		94	69,630
5.60%, 10/15/44		59	41,417
Burlington Resources LLC, 5.95%, 10/15/36		685	685,261
Callon Petroleum Co.
6.38%, 07/01/26		80	72,087
8.00%, 08/01/28(b)(e)		407	375,457
7.50%, 06/15/30(b)		375	328,314

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)(f)	EUR	100	$63,844
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	563	535,241
Cheniere Energy Partners LP
4.50%, 10/01/29		870	765,939
4.00%, 03/01/31		396	332,038
3.25%, 01/31/32		461	353,981
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		28	25,966
6.75%, 04/15/29		307	294,296
Citgo Holding, Inc., 9.25%, 08/01/24(b)		298	295,693
Civitas Resources, Inc., 5.00%, 10/15/26(b)		60	54,509
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	51,804
CNX Resources Corp.
2.25%, 05/01/26(f)		226	312,897
6.00%, 01/15/29(b)		74	67,525
7.38%, 01/15/31(b)		149	145,733
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		312	306,236
5.88%, 07/01/29		421	375,797
Comstock Resources, Inc.(b)
6.75%, 03/01/29(e)		472	435,329
5.88%, 01/15/30		537	467,703
ConocoPhillips, 6.50%, 02/01/39		600	650,173
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,000	846,525
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		496	445,616
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		34	30,770
6.00%, 02/01/29		121	108,295
8.00%, 04/01/29		59	56,788
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		673	644,310
5.00%, 05/01/29		29	25,587
DCP Midstream Operating LP
5.13%, 05/15/29		39	36,544
6.45%, 11/03/36(b)		106	96,842
6.75%, 09/15/37(b)		172	166,778
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,008,685
4.75%, 05/15/42		300	244,297
DT Midstream, Inc.(b)
4.13%, 06/15/29		260	219,700
4.38%, 06/15/31		409	337,310
Dycom Industries, Inc., 4.50%, 04/15/29(b)		69	58,144
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		213	200,752
Ecopetrol SA
4.13%, 01/16/25		188	171,233
4.63%, 11/02/31		130	90,513
eG Global Finance PLC
6.75%, 02/07/25(b)		241	217,387
6.25%, 10/30/25(d)	EUR	142	120,329
8.50%, 10/30/25(b)	USD	200	174,917
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)		208	165,360
Enbridge, Inc.(a) (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	1,738,984

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.(a) (continued) Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80	USD	950	$835,762
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		239	227,318
Energy Transfer LP
4.05%, 03/15/25		500	479,453
4.75%, 01/15/26		1,250	1,204,357
3.90%, 07/15/26		310	288,909
5.30%, 04/15/47		540	430,787
Series H, (5 year CMT + 5.69%), 6.50%(a)(h)		473	412,032
EnLink Midstream LLC
5.63%, 01/15/28(b)		235	219,725
5.38%, 06/01/29		327	299,205
6.50%, 09/01/30(b)		164	160,146
EnLink Midstream Partners LP
4.15%, 06/01/25		4	3,713
4.85%, 07/15/26		67	61,532
5.60%, 04/01/44		155	117,908
5.05%, 04/01/45		33	23,129
5.45%, 06/01/47		42	30,680
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,368,254
EOG Resources, Inc., 5.10%, 01/15/36		200	183,719
EQM Midstream Partners LP
6.00%, 07/01/25(b)		65	60,101
4.13%, 12/01/26		68	57,608
6.50%, 07/01/27(b)		245	226,402
4.50%, 01/15/29(b)		13	10,474
7.50%, 06/01/30(b)		57	53,863
4.75%, 01/15/31(b)		456	361,950
EQT Corp., 1.75%, 05/01/26(f)		75	206,678
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		47	42,493
7.75%, 02/01/28		75	65,250
Gulfport Energy Corp., 8.00%, 05/17/26(b)		25	24,875
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	37,386
Hess Corp., 4.30%, 04/01/27		1,100	1,034,795
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		162	130,815
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	64,588
5.75%, 02/01/29		34	29,725
6.00%, 04/15/30		12	10,458
6.00%, 02/01/31		11	9,530
Hilong Holding Ltd., 9.75%, 11/18/24(d)		207	86,940
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	182,500
HTA Group Ltd., 7.00%, 12/18/25(b)		200	174,163
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	153,975
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)(c)		1,637	1,411,589
ITT Holdings LLC, 6.50%, 08/01/29(b)		232	179,979
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,143,555
Kinetik Holdings LP, 5.88%, 06/15/30(b)		378	346,119
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		22	21,084
Marathon Petroleum Corp., 6.50%, 03/01/41		1,150	1,138,782
Matador Resources Co., 5.88%, 09/15/26		413	398,409
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	246,600
MPLX LP, 4.25%, 12/01/27		250	232,743
Murphy Oil Corp.
5.75%, 08/15/25		17	16,393

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp. (continued)
5.88%, 12/01/27	USD	40	$37,390
6.13%, 12/01/42		18	14,317
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	84,075
Nabors Industries Ltd.(b)
7.25%, 01/15/26		140	121,817
7.50%, 01/15/28		170	138,771
Nabors Industries, Inc., 7.38%, 05/15/27(b)		226	208,587
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		611	578,739
6.50%, 09/30/26		928	857,379
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(e)		115	102,305
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	139,475
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		660	618,750
NuStar Logistics LP
6.00%, 06/01/26		99	90,623
6.38%, 10/01/30		17	14,546
Occidental Petroleum Corp.
6.95%, 07/01/24		43	44,183
8.00%, 07/15/25		25	26,500
5.88%, 09/01/25		79	79,239
8.88%, 07/15/30		67	74,591
6.63%, 09/01/30		666	675,990
7.50%, 05/01/31		64	66,880
6.45%, 09/15/36		103	103,000
6.20%, 03/15/40		606	586,305
6.60%, 03/15/46		44	45,320
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(d)		200	198,040
OQ SAOC, 5.13%, 05/06/28(b)		200	178,850
PDC Energy, Inc.
6.13%, 09/15/24		58	57,082
5.75%, 05/15/26		164	151,723
Permian Resources Operating LLC
6.88%, 04/01/27(b)		31	29,991
3.25%, 04/01/28(f)		205	273,060
Pertamina Persero PT, 3.65%, 07/30/29(d)		239	206,780
Petroleos Mexicanos
6.50%, 03/13/27		212	177,529
5.95%, 01/28/31		245	164,910
6.38%, 01/23/45		183	100,742
6.75%, 09/21/47		67	37,185
7.69%, 01/23/50		79	48,087
Pioneer Natural Resources Co., 0.25%, 05/15/25(f)		117	253,422
Puma International Financing SA, 5.13%, 10/06/24(b)		200	189,000
Range Resources Corp.
5.00%, 03/15/23		122	121,584
4.88%, 05/15/25		10	9,426
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		257	225,023
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,751,359
SM Energy Co.
5.63%, 06/01/25		38	36,480
6.75%, 09/15/26		85	81,813
6.63%, 01/15/27		14	13,438
6.50%, 07/15/28		66	62,721
Southwestern Energy Co.
5.38%, 02/01/29		232	210,378
4.75%, 02/01/32		109	91,353
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	985,890

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	USD	38	$36,235
5.88%, 03/15/28		4	3,630
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		29	26,311
6.00%, 12/31/30		20	17,002
6.00%, 09/01/31		88	74,360
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		519	474,457
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	438,060
Transocean, Inc., 11.50%, 01/30/27(b)		81	74,920
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		590	506,149
4.13%, 08/15/31		549	455,379
3.88%, 11/01/33		1,367	1,062,842
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	99,360
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	182,000
Western Midstream Operating LP
4.75%, 08/15/28		25	22,750
5.45%, 04/01/44		229	187,858
5.30%, 03/01/48		75	61,688
5.50%, 08/15/48		69	55,804
5.50%, 02/01/50		678	547,485
Williams Cos., Inc.
3.90%, 01/15/25		1,150	1,112,942
4.00%, 09/15/25		750	721,402

			47,933,452

Pharmaceuticals — 2.2%
AbbVie, Inc.
3.80%, 03/15/25(e)		3,250	3,147,638
3.60%, 05/14/25		870	835,086
3.20%, 05/14/26		500	467,388
4.55%, 03/15/35		2,140	1,919,774
4.45%, 05/14/46		2,095	1,702,599
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	80,022
CVS Health Corp.
5.13%, 07/20/45	USD	700	612,963
5.05%, 03/25/48(e)		1,821	1,603,686
Elanco Animal Health, Inc., 6.40%, 08/28/28		6	5,297
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	81,164
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	172,750
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(d)	EUR	100	88,695
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	166	140,270
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		240	205,200
5.13%, 04/30/31(e)		387	317,015
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		400	351,939
Prestige Brands, Inc., 3.75%, 04/01/31(b)		101	78,467
Teva Pharmaceutical Finance Netherlands II BV,
6.00%, 01/31/25	EUR	100	95,665
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	194,350
Utah Acquisition Sub, Inc., 3.95%, 06/15/26		750	683,762

			12,783,730

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		68	60,329

Real Estate Management & Development — 0.5%
Adler Group SA, 2.75%, 11/13/26(d)	EUR	100	49,003

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	USD	200	$178,350
China SCE Group Holdings Ltd., 7.38%, 04/09/24(d)		200	45,725
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24(d)		200	43,250
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(d)		200	79,663
DIC Asset AG, 2.25%, 09/22/26(d)	EUR	100	69,811
Fantasia Holdings Group Co. Ltd.(d)(k)(l)
11.75%, 10/17/22	USD	200	17,000
10.88%, 01/09/23		307	26,095
11.88%, 06/01/23		400	34,000
9.25%, 07/28/23		300	25,500
Global Prime Capital Pte. Ltd.(d)
5.50%, 10/18/23		200	197,725
5.95%, 01/23/25		200	186,037
Howard Hughes Corp.(b)
4.13%, 02/01/29		74	57,165
4.38%, 02/01/31		80	57,464
Kaisa Group Holdings Ltd., 11.95%, 11/12/23(d)(k)(l)		259	25,253
KWG Group Holdings Ltd., 5.88%, 11/10/24(d)		200	38,000
MAF Sukuk Ltd.(d)
4.64%, 05/14/29		200	190,975
3.93%, 02/28/30		200	182,037
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)(k)(l)		200	31,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		180	129,825
5.25%, 04/15/30		91	61,797
Ronshine China Holdings Ltd., 7.35%, 12/15/23(d)(k)(l)		200	11,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(d)(k)(l)		200	23,500
Shui On Development Holding Ltd., 5.50%, 03/03/25(d) .		282	186,120
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		52	44,329
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	154,412
Times China Holdings Ltd., 6.20%, 03/22/26(d)		311	37,320
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		200	157,000
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23(d)		250	231,250
Yuzhou Group Holdings Co. Ltd.(d)(k)(l)
8.38%, 10/30/24		200	12,500
7.70%, 02/20/25		263	16,438
7.38%, 01/13/26		200	12,500
6.35%, 01/13/27		200	12,500
Zhenro Properties Group Ltd., 7.88%, 04/14/24(d)(k)(l)		200	8,000

			2,632,544

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	1,912,926
CSX Corp., 4.75%, 05/30/42		350	309,236
Danaos Corp., 8.50%, 03/01/28(b)		100	95,946
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,400	2,268,291
Norfolk Southern Corp.
4.15%, 02/28/48		1,300	1,039,746
3.16%, 05/15/55		400	255,670
Seaspan Corp., 5.50%, 08/01/29(b)		205	161,950
Union Pacific Corp., 3.84%, 03/20/60		800	594,035

			6,637,800

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,621,656
Broadcom, Inc., 3.46%, 09/15/26		735	682,916
Entegris Escrow Corp., 4.75%, 04/15/29(b)		1,226	1,079,891
Microchip Technology, Inc.(f)
0.13%, 11/15/24		220	222,761
1.63%, 02/15/25		53	142,070

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 4.65%, 05/20/35	USD	250	$234,556
Sensata Technologies BV(b)
5.00%, 10/01/25		70	66,785
4.00%, 04/15/29		159	131,571
5.88%, 09/01/30		200	187,132
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		479	400,209
3.75%, 02/15/31		13	10,240
Synaptics, Inc., 4.00%, 06/15/29(b)		151	121,563

			5,901,350

Software — 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		262	247,511
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		255	217,387
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	91,635
7.13%, 10/02/25(b)	USD	187	183,274
9.13%, 03/01/26(b)		948	911,028
Elastic NV, 4.13%, 07/15/29(b)		254	200,619
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	149,400
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		156	120,758
Microsoft Corp., 3.50%, 11/15/42(e)		4,000	3,273,929
MicroStrategy, Inc., 6.13%, 06/15/28(b)(e)		305	251,305
MSCI, Inc.(b)
4.00%, 11/15/29		51	44,049
3.63%, 09/01/30		81	66,647
3.88%, 02/15/31		14	11,787
3.63%, 11/01/31		96	77,023
3.25%, 08/15/33		124	95,757
Open Text Corp., 3.88%, 12/01/29(b)		251	193,328
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		104	83,055
Oracle Corp.
5.38%, 07/15/40(e)		3,025	2,520,982
4.00%, 11/15/47		400	268,020
3.60%, 04/01/50		1,250	782,128
Picard Midco, Inc., 6.50%, 03/31/29		1,420	1,199,474
Playtika Holding Corp., 4.25%, 03/15/29(b)		354	283,108
PTC, Inc., 4.00%, 02/15/28(b)		35	30,610
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		837	763,506
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		222	170,018

			12,236,338

Specialty Retail — 0.1%
Arko Corp., 5.13%, 11/15/29(b)		123	95,940
Carvana Co., 10.25%, 05/01/30(b)		113	75,427
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)		493	440,712
Staples, Inc., 7.50%, 04/15/26(b)		157	131,819
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.52%, 09/15/24(a)(d)	EUR	100	92,468

			836,366

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	2,244,268
Coherent Corp., 5.00%, 12/15/29(b)		574	474,813

			2,719,081

Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		15	11,925

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc. (continued)
4.13%, 08/15/31	USD	99	$75,357
Kontoor Brands, Inc., 4.13%, 11/15/29		67	53,381
Levi Strauss & Co., 3.50%, 03/01/31		154	120,120

			260,783

Thrifts & Mortgage Finance(b) — 0.1%
Home Point Capital, Inc., 5.00%, 02/01/26		116	72,645
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27		33	28,174
5.13%, 12/15/30		69	50,039
5.75%, 11/15/31		66	48,402
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26		302	247,640

			446,900

Tobacco — 0.9%
Altria Group, Inc.
5.38%, 01/31/44		2,000	1,619,134
3.88%, 09/16/46		1,250	790,361
Reynolds American, Inc.
4.45%, 06/12/25		635	613,484
7.00%, 08/04/41		1,000	933,026
5.85%, 08/15/45		1,500	1,176,587

			5,132,592

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(d)	EUR	100	75,442

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	200	184,600
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(d)(h)		200	192,813
FedEx Corp., 4.75%, 11/15/45		1,250	1,007,200
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	162,538
i-595 Express LLC, 3.31%, 12/31/31(a)(c)		712	659,872
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	553,416

			2,760,439

Utilities — 1.3%
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		48	42,297
6.50%, 10/15/28		45	38,199
Electricite de France SA(b)
5.60%, 01/27/40(e)		2,800	2,422,210
(10 year USD Swap + 3.71%), 5.25%(a)(h)		4,200	3,891,720
FEL Energy VI SARL, 5.75%, 12/01/40		188	128,721
Genneia SA, 8.75%, 09/02/27(b)		92	85,382
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	184,000
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d) .		576	447,120
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		69	59,820
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		214	193,488
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(d)	GBP	168	155,686
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	12	11,130

Security		Par (000)	Value

Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
5.00%, 07/31/27	USD	12	$10,839
4.38%, 05/01/29		110	91,490

			7,762,102

Wireless Telecommunication Services — 1.2%
Altice France SA(b)
5.13%, 07/15/29		544	406,428
5.50%, 10/15/29		321	241,515
Crown Castle, Inc., 3.10%, 11/15/29		1,000	840,396
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	194,946
Millicom International Cellular SA, 4.50%, 04/27/31(b)		200	143,500
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,559,634
SBA Communications Corp.
3.13%, 02/01/29		321	258,171
3.88%, 02/15/27		367	325,496
Sprint Corp., 7.63%, 03/01/26		234	242,034
T-Mobile USA, Inc., 4.50%, 04/15/50		500	400,277
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		239	160,180
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		75	69,327
4.63%, 06/15/25		33	31,054
4.50%, 09/01/26		6	5,479
4.25%, 12/01/26		12	10,831
4.63%, 12/01/29		139	120,588
4.13%, 08/15/30		188	157,021
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(d)	GBP	100	78,996
4.75%, 07/15/31(b)	USD	452	348,716
Vodafone Group PLC, 4.25%, 09/17/50		700	500,886

			7,095,475

Total Corporate Bonds — 72.6% (Cost: $491,147,622)			424,889,934

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		52	49,660
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29		404	406,694
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		539	510,211
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25		136	134,030

			1,100,595

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		76	69,465
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		253	215,325

			284,790

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28	USD	433	$418,498
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		236	224,377
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		134	133,805
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		432	411,936

			1,188,616

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		69	65,083

Banks — 0.1%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27		645	599,585

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		20	18,100

Capital Markets — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		122	109,132
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		104	98,176
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(c)		145	139,925

			347,233

Chemicals — 0.1%
Ascend Performance Materials Operations LLC,
2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		249	243,674
Discovery Purchaser Corp., 0.00%, 10/04/29(m)		362	330,325
New Arclin U.S. Holding Corp., 2021 Term Loan , (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 09/30/28		110	101,378
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		212	197,397

			872,774

Commercial Services & Supplies — 0.1%
Propulsion BC Finco SARL, Term Loan, (3 mo. SOFR + 4.00%, 0.50% Floor), 6.28%, 09/14/29(c)		138	130,755
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		630	609,440

			740,195

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		223	196,690

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc.,
2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		1,334	1,157,351

Security		Par (000)		Value

Construction Materials — 0.0%
BCPE Empire Holdings, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 4.62%, 0.50% Floor), 7.76%, 06/11/26	USD	27		$25,589

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		205		190,724
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. SOFR CME + 4.17%, 0.50% Floor), 7.31%, 04/13/29		112		105,219

				295,943

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 7.80%, 01/29/27		41		39,071
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		83		71,847
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		113		108,587
TruGreen LP, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 0.75% Floor), 11.62%, 11/02/28(c)		106		93,280

				312,785

Diversified Financial Services — 0.2%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		—	(n)	32
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		114		103,085
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 11/06/28		101		98,867
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		332		315,337
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		66		62,787
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		18		17,160
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		66		62,643
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		39		35,722
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		185		146,244
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		300		280,034

				1,121,911

Diversified Telecommunication Services — 0.0%
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		195		180,890

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		33		29,898

Gas Utilities — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28		172		158,563

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Providers & Services — 0.1%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27	USD	118		$111,267
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.87%, 1.00% Floor), 10.53%, 03/31/27		40		38,122
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27		266		115,572
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.60%, 04/29/25		116		77,442
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 11/16/25		76		70,943

				413,346

Health Care Technology — 0.2%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		913		816,564
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		120		110,231

				926,795

Hotels, Restaurants & Leisure — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		170		157,670
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 11/01/26		38		36,195
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFR + 3.00%, 0.75% Floor), 5.70%, 12/15/27		—	(n)	281

				194,146

Household Durables — 0.1%
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		147		120,019
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28		283		220,621

				340,640

Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 10.06%, 09/01/25		156		126,018
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		57		56,338

				182,356

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		94		88,731
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 12/31/25		92		86,718
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		139		132,818
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		51		49,402

				357,669

Security		Par (000)	Value

Interactive Media & Services — 0.0%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26	USD	79	$73,849

IT Services — 0.1%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%, 0.50% Floor), 8.62%, 02/27/26		279	258,075
2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		45	42,981
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		233	221,395
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(c)		110	94,797

			617,248

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		71	68,963

Machinery — 0.2%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 8.12%, 09/21/26		228	223,179
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29		212	195,570
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		575	513,921

			932,670

Media — 0.3%
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		23	21,428
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(c)		94	85,024
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		589	524,278
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (6 mo. SOFR + 4.50%, 0.50% Floor), 7.44%, 02/01/29		225	210,927
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		89	85,113
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		206	195,260
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		35	32,696
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		387	321,897

			1,476,623

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.51%, 10/12/28(c)		63	56,386

Oil, Gas & Consumable Fuels — 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25		1,541	1,615,717

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24	USD	9	$5,013
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		118	115,640

			1,736,370

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		110	106,243
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		40	36,861
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		85	79,866
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(c)		140	131,250

			354,220

Real Estate Management & Development — 0.0%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		248	224,863

Software — 0.8%
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		119	114,416
Cloudera, Inc.(c)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		234	196,258
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		228	199,539
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		374	332,780
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		62	60,264
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 07/30/27		90	83,946
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28		80	75,801
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		567	510,541
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		280	256,432
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		475	432,218
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(c)		103	97,850
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		19	17,958
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29		250	239,496
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		218	203,704
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		10	8,909

Security		Par (000)		Value

Software (continued)
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/17/27	USD	67		$60,142
2021 Term Loan B2, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/17/27		107		95,871
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		489		469,624
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR + 4.50%, 0.50% Floor), 7.62%, 08/11/28		118		112,004
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		—	(n)	1
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29(m)		439		393,375
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		295		277,247
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		187		177,309
Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 05/04/26		144		137,249

				4,552,934

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 7.78%, 04/16/26		49		42,731

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		560		525,841

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Co. LLC,
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		68		61,252
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		176		161,508

				222,760

Transportation — 0.0%
Brown Group Holding, LLC, 2022 Term Loan B2, (1 mo. SOFR CME + 3.75%, 0.50% Floor), 6.78%, 07/02/29		175		169,239

Total Floating Rate Loan Interests — 3.8% (Cost: $23,783,298)				22,166,240

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond(d)
6.75%, 09/20/29		200		185,225
5.45%, 09/16/32		200		159,000

				344,225

Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)		5,890		6,329,873

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42.		200		158,700

Colombia — 0.1%
Colombia Government International Bond 4.50%, 01/28/26		300		274,650

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.88%, 04/25/27	USD	200	$169,475
3.13%, 04/15/31		400	277,575

			721,700

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)		228	211,441
5.50%, 02/22/29(b)		160	137,030
4.50%, 01/30/30(b)		226	177,241
4.88%, 09/23/32(b)		150	111,919
6.40%, 06/05/49(d)		150	107,278

			744,909

Egypt — 0.0%
Egypt Government International Bond,
7.50%, 02/16/61(b)		219	112,238

Guatemala — 0.1%
Guatemala Government Bond
4.50%, 05/03/26(d)		200	188,412
5.25%, 08/10/29(b)		200	179,600
5.38%, 04/24/32(b)		200	174,413

			542,425

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24		176	172,788
5.25%, 06/16/29(b)		200	180,350

			353,138

Indonesia — 0.1%
Indonesia Government International Bond,
4.10%, 04/24/28		500	467,437
Perusahaan Penerbit SBSN Indonesia III,
4.40%, 06/06/27(b)		200	192,000

			659,437

Italy — 0.5%
Republic of Italy Government International Bond, 5.38%, 06/15/33		2,925	2,737,027

Ivory Coast — 0.1%
Ivory Coast Government International Bond,
6.38%, 03/03/28(d)		400	354,700

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28		400	367,400
2.66%, 05/24/31		269	206,323

			573,723

Mongolia — 0.0%
Mongolia Government International Bond,
5.13%, 04/07/26(d)		250	193,777

Morocco — 0.0%
Morocco Government International Bond(b)
2.38%, 12/15/27		200	163,662
3.00%, 12/15/32		221	154,051

			317,713

Security		Par (000)	Value

Nigeria — 0.0%
Nigeria Government International Bond,
7.88%, 02/16/32(d)	USD	200	$127,000

Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47		228	176,985
6.75%, 01/17/48		200	159,250
7.00%, 01/25/51		200	164,000

			500,235

Pakistan — 0.0%
Pakistan Government International Bond,
6.00%, 04/08/26(d)		200	76,022

Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		400	362,450
3.16%, 01/23/30		453	367,723

			730,173

Paraguay — 0.1%
Paraguay Government International Bond(b)
4.95%, 04/28/31		200	177,537
5.40%, 03/30/50		200	146,913

			324,450

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		200	192,412
Peruvian Government International Bond
2.78%, 01/23/31		126	99,761
1.86%, 12/01/32		358	250,667

			542,840

Qatar — 0.0%
Qatar Government International Bond,
4.00%, 03/14/29(b)		240	230,100

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		204	184,620
2.88%, 03/11/29(d)	EUR	212	158,724
2.50%, 02/08/30(d)		222	155,332

			498,676

Saudi Arabia — 0.1%
Saudi Government International Bond(d)
4.50%, 04/17/30	USD	278	270,702
2.25%, 02/02/33		222	174,270

			444,972

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	164,475
5.88%, 04/20/32		200	165,000

			329,475

Sri Lanka — 0.0%
Sri Lanka Government International Bond(d)(k)(l)
6.85%, 03/14/24		432	105,381
7.85%, 03/14/29		200	48,538

			153,919

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine — 0.0%
Ukraine Government International Bond(k)(l)
7.75%, 09/01/27(d)	USD	385	$77,000
7.25%, 03/15/35(b)		200	36,500

			113,500

Uruguay — 0.0%
Uruguay Government International Bond,
4.38%, 10/27/27		90	88,583

Total Foreign Agency Obligations — 3.1% (Cost: $20,765,274)			18,303,530

Municipal Bonds

California — 0.9%
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,066,651
State of California, GO, BAB
7.55%, 04/01/39		280	344,443
7.63%, 03/01/40		1,720	2,117,052
University of California, RB, BAB, 5.95%, 05/15/45		885	937,758

			5,465,904

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB,
7.06%, 04/01/57		1,929	1,914,235

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	1,901,160

Indiana — 0.5%
Indianapolis Local Public Improvement Bond Bank, RB, BAB, Series B-2, 6.12%, 01/15/40		2,535	2,652,918

New Jersey — 0.1%
State of New Jersey, GO
Series A, 4.00%, 06/01/30		250	253,623
Series A, 4.00%, 06/01/31		190	192,280
Series A, 4.00%, 06/01/32		180	180,436

			626,339

New York — 1.4%
Metropolitan Transportation Authority, RB, BAB,
7.34%, 11/15/39		1,295	1,561,498
New York City Industrial Development Agency, Refunding RB (AGM), 3.19%, 03/01/40		165	120,176
Class A, (AGM), 3.00%, 01/01/46		50	34,876
New York City Municipal Water Finance Authority, Refunding RB, 5.72%, 06/15/42		1,390	1,478,192
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-1, 4.00%, 02/01/41 .		1,000	908,287
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	1,970,467

Security		Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, BAB (continued) Series F, 5.63%, 03/15/39	USD	1,100	$1,138,525
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	819,748

			8,031,769

Total Municipal Bonds — 3.5% (Cost: $20,693,286)			20,592,325

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.5%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		449	394,194
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 3.18%, 03/20/47(a)		402	318,808
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.50%), 3.58%, 09/25/47(a)		4,223	3,365,759
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		234	190,186
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)		941	864,406
Chase Home Lending Mortgage Trust, Class A12, 6.50%, 04/25/49(a)(b)		588	566,760
COLT Mortgage Loan Trust(b) Class A1, 5.16%, 04/25/67(o)		2,422	2,349,910
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	2,760,947
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,409,504
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,717	1,635,772
Credit Suisse Mortgage Capital Certificates Trust, Class A1, 5.17%, 05/25/67(a)(b)		2,972	2,881,037
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		307	291,305
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(a)(b)		1,500	1,455,233
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.18%, 06/19/35(a)		109	99,731
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		1,126	894,360
GS Mortgage-Backed Securities Trust(a)(b) 2.50%, 11/25/51		971	770,713
Series 2021-PJ7, Class A2, 2.50%, 01/25/52		2,529	2,008,705
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		84	58,959
Homeward Opportunities Fund Trust 2022-1, Class A1, 5.08%, 07/25/67(b)(o)		1,304	1,265,262
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	18,095
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		802	656,674
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		831	685,301
Merrill Lynch Mortgage Investors Trust, Series 2006- A3, Class 3A1, 2.77%, 05/25/36(a)		161	123,309
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b)		2,750	2,483,635

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)	USD	737	$607,612
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		1,101	908,184
SG Residential Mortgage Trust, Class A1, 5.35%, 09/25/67(b)(o)		749	726,569
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,899,404
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,894,780
Verus Securitization Trust(b)(o) Class A1, 5.15%, 07/25/67		1,814	1,786,426
Series 2022-3, Class A1, 4.13%, 02/25/67		916	839,286

			38,210,826

Commercial Mortgage-Backed Securities(a) — 5.0%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(b)		4,170	3,791,959
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 3.35%, 07/25/37(b)		737	645,638
Citigroup Commercial Mortgage Trust
Series 2013-GC15, Class B, 5.34%, 09/10/46		7,183	7,077,070
Series 2020-420K, Class D, 3.42%, 11/10/42(b)		270	198,363
COMM Mortgage Trust
Series 2015-CR22, Class C, 4.21%, 03/10/48		5,000	4,609,817
Series 2015-LC19, Class C, 4.36%, 02/10/48		3,500	3,249,126
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.28%, 08/10/50		7,000	6,907,183
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1 mo. LIBOR US + 3.71%), 6.53%, 10/15/37(b)		900	848,874
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 5.07%, 07/15/38(b)		825	789,783
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 4.08%, 04/25/31(b)		1,323	1,301,899

			29,419,712

Total Non-Agency Mortgage-Backed Securities —11.5% (Cost: $72,521,424)			67,630,538

Preferred Securities

Capital Trusts — 7.0%

Automobiles — 0.0%
Volkswagen International Finance NV, 4.38%(a)(d)(h)	EUR	100	76,441

Banks(a)(h) — 2.0%
Banco Mercantil del Norte SA, 6.75%(b)	USD	200	185,538
Bank of East Asia Ltd., 5.88%(d)		250	226,250
Credit Agricole SA, 4.75%(b)		200	137,812
Industrial & Commercial Bank of China Ltd., 3.20%(d)		250	228,750
ING Groep NV, 3.88%		2,000	1,299,700
Kasikornbank PCL, 5.28%(d)		300	265,087
Nordea Bank Abp, 6.13%(b)		2,960	2,763,090
PNC Financial Services Group, Inc., Series V, 6.20%		205	193,725
Rizal Commercial Banking Corp., 6.50%(d)		200	183,250

Security		Par (000)	Value

Banks (continued)
SVB Financial Group, Series C, 4.00%	USD	2,000	$1,518,431
TMBThanachart Bank PCL, 4.90%(d)		250	223,094
U.S. Bancorp, 3.70%		1,900	1,434,215
Wells Fargo & Co., Series S, 5.90%		3,390	3,084,258

			11,743,200

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(a)(e)(h) .		2,845	2,197,762

Diversified Financial Services(a)(h) — 3.7%
Bank of America Corp.
Series FF, 5.88%(e)		3,500	3,001,250
Series X, 6.25%		1,050	1,014,562
Barclays PLC, 4.38%		310	191,053
Credit Suisse Group AG, 6.38%(b)		300	218,250
HSBC Holdings PLC
6.50%		1,090	912,239
6.00%		435	360,398
JPMorgan Chase & Co.
Series FF, 5.00%		3,027	2,729,597
Series HH, 4.60%		165	143,732
Series I, 6.28%(e)		3,581	3,580,948
Series V, 5.60%		3,640	3,640,000
Lloyds Banking Group PLC, 7.50%		1,750	1,596,875
NatWest Group PLC, 6.00%		1,575	1,374,187
Societe Generale SA, 7.88%(b)		1,000	958,750
UBS Group AG, 3.88%(b)		2,000	1,509,700
Woori Bank, 4.25%(d)		250	233,563

			21,465,104

Electric Utilities(a) — 0.4%
Edison International, Series B, 5.00%(h)		115	90,850
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		2,750	2,398,600

			2,489,450

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(h)		162	141,428

Insurance — 0.5%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(d)(h)		200	197,538
MetLife, Inc., 6.40%, 12/15/66		2,554	2,462,750

			2,660,288

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(a)(d)(h)	EUR	100	63,703

Utilities — 0.0%
Electricite de France SA, 3.38%(a)(d)(h)		200	132,919

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)(d)		100	94,085

			41,064,380

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Shares		Value

Preferred Stocks — 0.7%(a)(h)
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%		92,000		$2,275,160
Morgan Stanley, Series K, 5.85%		66,567		1,612,918

				3,888,078

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S		10,000		36,800

				3,924,878

Trust Preferred — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 10/30/40(a)		29,583		825,366

				825,366

Total Preferred Securities — 7.8%
(Cost: $52,841,015)				45,814,624

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Fannie Mae, 5.63%, 07/15/37(e)	USD	1,600		1,804,994
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(g)		6,055		4,380,601

				6,185,595

Collateralized Mortgage Obligations(e) — 5.0%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,422,553
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500		13,167,868
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,899		1,807,041
Series 4398, Class ZX, 4.00%, 09/15/54		10,563		9,693,144
Series 4549, Class TZ, 4.00%, 11/15/45		3,219		3,025,021

				29,115,627

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae REMICS
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(a)		—	(n)	1
Series 2012-47, Class NI, 4.50%, 04/25/42		964		204,039
Ginnie Mae(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 3.53%, 12/16/39		694		52,782
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 3.73%, 04/16/41		5,813		427,822

				684,644

Mortgage-Backed Securities(e) — 17.2%
Fannie Mae Mortgage-Backed Securities
4.00%, 10/13/22 - 04/01/56		3,252		3,058,855
4.50%, 07/01/55		3,188		3,126,979
Freddie Mac Mortgage-Backed Securities
3.00%, 04/01/33		1,892		1,765,192
4.50%, 03/01/47		638		625,907
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		26		26,427

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
5.00%, 08/01/34 - 09/01/37	USD	12,945		$13,182,318
3.50%, 09/01/34 - 04/01/52		14,361		13,221,617
5.50%, 06/01/38		299		308,541
6.00%, 12/01/38		239		250,700
4.50%, 07/01/41 - 11/14/52(p)		21,063		20,143,230
4.00%, 12/01/41 - 10/13/52(p)		36,630		34,188,783
3.00%, 09/01/43 - 12/01/50		12,025		10,655,749

				100,554,298

Principal Only Collateralized Mortgage Obligations(q) —0.0%
Fannie Mae Interest Strip
Series 203, Class 1, 0.00%, 02/25/23		—	(n)	29
Series 228, Class 1, 0.00%, 06/25/23		—	(n)	37
Fannie Mae REMICS
Series 1993-51, Class E, 0.00%, 02/25/23		—	(n)	94
Series 1993-70, Class A, 0.00%, 05/25/23		—	(n)	45

				205

Total U.S. Government Sponsored Agency Securities — 23.3%
(Cost: $145,543,922)				136,540,369

U.S. Treasury Obligations
U.S. Treasury Bonds(e)
1.88%, 02/15/41 - 02/15/51		29,800		19,913,687
3.00%, 11/15/44		61,401		51,288,189
2.50%, 02/15/46		66,500		50,490,644
2.75%, 11/15/47		2,000		1,599,844
U.S. Treasury Notes(e)
3.00%, 07/31/24 - 09/30/25		50,400		49,247,531
2.75%, 08/31/25		14,800		14,191,235
2.88%, 08/15/28		1,000		938,164
3.13%, 11/15/28		3,000		2,850,586
1.13%, 02/15/31		19,000		15,384,805

Total U.S. Treasury Obligations — 35.2%
(Cost: $245,419,778)				205,904,685

Total Long-Term Investments — 171.6%
(Cost: $1,142,228,997)				1,005,008,276

		Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(r)(s)		6,766,589		6,766,589

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 2.4%
U.S. Treasury Notes, 2.75%, 04/30/23 - 08/31/23(e)	USD	14,500	$14,324,355

Total Short-Term Securities — 3.6%
(Cost: $21,291,571)			21,090,944

Options Purchased — 0.0%
(Cost: $1,072)			806

Total Investments Before TBA Sale Commitments and Options Written — 175.2%
(Cost: $1,163,521,640)			1,026,100,026

TBA Sale Commitments

Mortgage-Backed Securities — (1.1)%
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52(p)		(7,000)	(6,668,047)

Total TBA Sale Commitments — (1.1)% (Proceeds: $(6,695,336))			(6,668,047)

Options Written — (0.0)% (Premiums Received: $(871))			(551)

Total Investments, Net of TBA Sale Commitments and Options Written — 174.1%
(Cost: $1,156,825,433)			1,019,431,428

Liabilities in Excess of Other Assets — (74.1)%			(433,927,279)

Net Assets — 100.0%			$585,504,149

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	When-issued security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Affiliate of the Trust.
(s)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$25,976,159	$—	$(19,209,570)(a)	$—	$—	$6,766,589	6,766,589	$70,791	$ —

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Credit Agricole Corporate and Investment Bank	3.07	%(b)	07/25/22	Open		$627,413	$629,668	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	3.07	(b)	07/25/22	Open		2,636,250	2,645,727	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	3.07	(b)	07/25/22	Open		3,245,000	3,256,666	U.S. Treasury Obligations	Open/Demand

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	3.07	%(b)	07/25/22	Open		$1,943,750	$1,950,738	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	3.25	(b)	07/26/22	Open		4,128,750	4,144,663	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.25	(b)	07/26/22	Open		6,663,062	6,688,743	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	3.25	(b)	07/26/22	Open		1,640,000	1,646,321	Corporate Bonds	Open/Demand

Credit Agricole Corporate and Investment Bank	3.19	(b)	07/27/22	Open		3,710,000	3,723,717	Corporate Bonds	Open/Demand

Credit Agricole Corporate and Investment Bank	3.25	(b)	07/27/22	Open		4,066,200	4,081,674	Corporate Bonds	Open/Demand

Credit Suisse Securities (USA) LLC	2.75	(b)	07/27/22	Open		105,593	105,899	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	07/27/22	Open		8,527,956	8,560,410	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	07/27/22	Open		1,023,500	1,027,395	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	07/27/22	Open		1,682,500	1,688,903	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	07/27/22	Open		3,570,000	3,583,586	Corporate Bonds	Open/Demand

Credit Agricole Corporate and Investment Bank	3.25	(b)	08/01/22	Open		535,625	537,857	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	08/01/22	Open		2,364,906	2,374,760	Capital Trusts	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/01/22	Open		1,844,594	1,852,249	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/01/22	Open		1,763,125	1,770,442	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/01/22	Open		3,180,844	3,194,044	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/01/22	Open		1,975,687	1,983,887	Corporate Bonds	Open/Demand

BNP Paribas S.A	3.07	(b)	08/03/22	Open		2,814,000	2,824,609	U.S. Treasury Obligations	Open/Demand

BNP Paribas S.A	3.07	(b)	08/03/22	Open		14,180,000	14,233,459	U.S. Treasury Obligations	Open/Demand

BNP Paribas S.A	3.07	(b)	08/03/22	Open		22,250,000	22,333,882	U.S. Treasury Obligations	Open/Demand

BNP Paribas S.A	3.07	(b)	08/03/22	Open		59,251,000	59,474,376	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		3,067,500	3,078,966	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		2,424,000	2,433,060	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		18,407,000	18,475,801	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		1,867,500	1,874,480	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		14,855,500	14,911,027	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		36,298,650	36,434,326	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		11,787,750	11,831,810	U.S. Treasury Obligations	Open/Demand

Nomura Securities International, Inc.	3.03	(b)	08/03/22	Open		1,013,750	1,017,539	U.S. Treasury Obligations	Open/Demand

								U.S. Government Sponsored

BNP Paribas S.A	2.35	(b)	08/05/22	Open		2,020,000	2,027,516	Agency Securities	Open/Demand

Barclays Capital, Inc.	(1.50	)(b)	08/09/22	Open		347,476	346,723	Certificates of Deposit	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		2,427,687	2,436,117	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		3,423,750	3,435,638	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		2,872,500	2,882,474	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		2,646,000	2,655,187	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		2,523,687	2,532,450	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		3,266,625	3,277,967	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/11/22	Open		2,564,250	2,573,154	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	(1.75	)(b)	08/15/22	Open		168,175	167,799	Certificates of Deposit	Open/Demand

Barclays Capital, Inc.	3.25	(b)	08/24/22	Open		602,134	603,681	Corporate Bonds	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	08/25/22	Open		3,696,412	3,705,654	Corporate Bonds	Open/Demand

Nomura Securities International, Inc	2.88	(b)	08/25/22	Open		47,820,000	47,878,487	U.S. Treasury Obligations	Open/Demand

Barclays Capital, Inc.	3.25	(b)	09/02/22	Open		2,996,875	3,002,078	Capital Trusts	Open/Demand

HSBC Securities (USA), Inc.	3.25	(b)	09/07/22	Open		3,259,455	3,264,661	Capital Trusts	Open/Demand

Bank of America N.A	2.90		09/12/22	10/13/22		7,146,615	7,156,401	U.S. Government Sponsored Agency Securities	Up to 30 Days

Bank of America N.A	2.90		09/12/22	10/13/22		250,014	250,357	U.S. Government Sponsored Agency Securities	Up to 30 Days

Bank of America N.A	2.90		09/12/22	10/13/22		1,938,202	1,940,857	U.S. Government Sponsored Agency Securities	Up to 30 Days

Bank of America N.A	2.90		09/12/22	10/13/22		306,790	307,211	U.S. Government Sponsored Agency Securities	Up to 30 Days

Bank of America N.A	2.90		09/12/22	10/13/22		611,987	612,825	U.S. Government Sponsored Agency Securities	Up to 30 Days

Bank of America N.A	2.90		09/12/22	10/13/22		731,323	732,324	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Bank of America N.A	2.90%		09/12/22	10/13/22	$2,444,599	$2,447,947	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	841,497	842,649	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	2,080,622	2,083,471	U.S. Government Sponsored Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Bank of America N.A	2.90		09/12/22	10/13/22	629,807	630,669	Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	614,646	615,487	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	4,618,884	4,625,209	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	772,708	773,766	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	2,132,001	2,134,920	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	3,167,711	3,172,049	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	6,214,320	6,222,830	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	2,055,765	2,058,580	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	3,353,376	3,357,968	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	1,774,894	1,777,325	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	2.90		09/12/22	10/13/22	26,308	26,344	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91		09/12/22	10/13/22	2,181,520	2,184,517	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91		09/12/22	10/13/22	924,565	925,836	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91		09/12/22	10/13/22	3,160,763	3,165,106	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	0.00	(b)	09/12/22	Open	88,879	88,845	Certificates of Deposit	Open/Demand
J.P. Morgan Securities LLC	3.05		09/13/22	10/13/22	9,580,301	9,594,099	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	3.05		09/13/22	10/13/22	2,985,462	2,989,762	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	2.97		09/13/22	10/13/22	13,757,919	13,777,214	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	2.97		09/13/22	10/13/22	1,504,246	1,506,356	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	2.97		09/13/22	10/13/22	1,807,326	1,809,861	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	2,272,033	2,274,358	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	2,422,817	2,425,297	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	1,553,240	1,554,829	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	1,349,498	1,350,879	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	1,545,166	1,546,748	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A	3.07		09/16/22	10/14/22	3,152,160	3,155,386	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	(3.00	)(b)	09/19/22	Open	18,883	18,865	Certificates of Deposit	Open/Demand
Credit Suisse Securities (USA) LLC	1.00	(b)	09/19/22	Open	86,250	86,257	Corporate Bonds	Open/Demand
Bank of America N.A	3.15		09/22/22	11/04/22	336,890	337,126	Corporate Bonds	31 - 90 Days
Bank of America N.A	3.15		09/22/22	11/04/22	78,344	78,399	Corporate Bonds	31 - 90 Days
Bank of America N.A	3.21		09/22/22	11/04/22	1,648,005	1,649,181	Corporate Bonds	31 - 90 Days

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.75	%(b)	09/22/22	Open		$47,961	$47,969	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.25		09/23/22	11/04/22		197,656	197,745	Corporate Bonds	31 - 90 Days
Credit Suisse Securities (USA) LLC	(2.25	)(b)	09/23/22	Open		55,220	55,203	Certificates of Deposit	Open/Demand
Bank of America N.A	3.20		09/27/22	11/04/22		247,196	247,262	Corporate Bonds	31 - 90 Days
RBC Capital Markets LLC	3.25	(b)	09/27/22	Open		2,469,156	2,469,825	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/29/22	Open		2,990,000	2,990,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/29/22	Open		3,691,500	3,691,500	Corporate Bonds	Open/Demand

						$425,951,456	$427,147,884

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	483	12/20/22	$57,243	$(3,770,826)
Ultra U.S. Treasury Bond	283	12/20/22	38,683	(3,163,219)

				(6,934,045)

Short Contracts
10-Year Japanese Government Treasury Bonds	12	12/13/22	12,296	21,598
10-Year U.S. Treasury Note	895	12/20/22	100,296	3,991,873
U.S. Long Bond	145	12/20/22	18,343	1,015,024
2-Year U.S. Treasury Note	326	12/30/22	66,932	693,934
5-Year U.S. Treasury Note	104	12/30/22	11,174	62,232

				5,784,661

				$(1,149,384)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	362,117	EUR	358,720	Bank of America N.A.	12/14/22	$8,684
USD	124,148	CAD	164,000	BNY Mellon	12/21/22	5,382
USD	3,495,642	EUR	3,479,000	Morgan Stanley & Co. International PLC	12/21/22	65,220
USD	997,900	GBP	868,000	Bank of America N.A.	12/21/22	27,596

USD	2,913,886	GBP	2,535,000	Bank of America N.A.	12/21/22	80,106

						$186,988

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaptions Purchased

	Paid by the Trust	Received by the Trust			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Call
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 300.00	EUR	100	$19
Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 750.00	EUR	100	787

										$806

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust			Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount(000)(b)
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty					Value
Call
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 525.00	EUR 100	$(551)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD 5,000	$196,024	$211,444	$(15,420)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD 26,510	81,370	(37,482)	118,852

					$277,394	$173,962	$103,432

Centrally Cleared Interest Rate Swaps

									Upfront
									Premium	Unrealized
Paid by the Trust		Received by the Trust		Effective	Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 3.75%	Quarterly	1.59%	Semi-Annual	N/A	10/12/31	USD	26,700	$(4,572,801)	$(1,137,329)	$(3,435,472)

1.61%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	03/28/32	USD	26,000	4,650,496	1,165,036	3,485,460

1.66%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	04/25/32	USD	25,400	4,410,309	1,070,470	3,339,839

1.86%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	10/12/41	USD	14,800	3,668,097	823,979	2,844,118

3-Month LIBOR, 3.75%	Quarterly	1.93%	Semi-Annual	N/A	10/22/51	USD	3,550	(937,132)	(155,778)	(781,354)

								$7,218,969	$1,766,378	$5,452,591

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	$(1,831)	$(646)	$(1,185)
Novafives S.A.S	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	10	(1,336)	(501)	(835)
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB	EUR	10	251	425	(174)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	178	892	(714)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	10	(190)	378	(568)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	10	(1,969)	(371)	(1,598)

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	5	$(999)	$189	$(1,188)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	5	(971)	194	(1,165)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	25	(4,922)	914	(5,836)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	B+	EUR	25	(4,923)	1,083	(6,006)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB	EUR	10	85	764	(679)
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB+	EUR	2	(54)	48	(102)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	40	(1,358)	1,742	(3,100)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	9	(300)	284	(584)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	9	(301)	309	(610)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	8	(283)	290	(573)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	2	(80)	82	(162)
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	(1,771)	(1,058)	(713)
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	30	(5,311)	(5,063)	(248)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	5	(1,523)	(1,338)	(185)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	3	(915)	(794)	(121)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	9	(2,574)	(2,233)	(341)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	3	(746)	(665)	(81)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	6	(1,563)	(1,376)	(187)
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/27	CCC	EUR	4	(1,133)	(986)	(147)
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(861,468)	(480,990)	(380,478)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(430,734)	(237,977)	(192,757)
			Morgan Stanley & Co.
CMBX.NA.8	3.00	Monthly	International PLC	10/17/57	NR	USD	5,550	(956,229)	(699,274)	(256,955)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(972,034)	(516,600)	(455,434)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	2,500	(486,017)	(258,300)	(227,717)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(972,033)	(516,550)	(455,483)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	NR	USD	1,153	(224,150)	(124,556)	(99,594)

								$(4,937,204)	$(2,841,684)	$(2,095,520)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,165,436	$1,000,595	$63,166,031
Corporate Bonds
Advertising Agencies	—	436,725	—	436,725
Aerospace & Defense	—	13,653,079	—	13,653,079
Airlines	—	8,852,185	—	8,852,185
Auto Components	—	3,403,064	—	3,403,064
Automobiles	—	7,976,530	—	7,976,530
Banks	—	9,186,433	—	9,186,433
Beverages	—	7,346,022	—	7,346,022
Biotechnology	—	1,409,254	—	1,409,254
Building Materials	—	1,291,884	—	1,291,884
Building Products	—	4,920,281	—	4,920,281
Capital Markets	—	8,819,577	—	8,819,577
Chemicals	—	6,727,411	—	6,727,411
Commercial Services & Supplies	—	2,153,075	—	2,153,075
Communications Equipment	—	1,427,352	—	1,427,352
Construction & Engineering	—	3,832,431	—	3,832,431
Construction Materials	—	601,177	—	601,177
Consumer Discretionary	—	4,193,974	—	4,193,974
Consumer Finance	—	3,464,712	—	3,464,712
Containers & Packaging	—	2,576,249	—	2,576,249
Diversified Consumer Services	—	4,554,415	—	4,554,415
Diversified Financial Services	—	29,670,195	—	29,670,195
Diversified Telecommunication Services	—	19,288,404	—	19,288,404
Education	—	635,120	—	635,120
Electric Utilities	—	21,335,939	—	21,335,939
Electrical Equipment	—	441,542	—	441,542
Electronic Equipment, Instruments & Components	—	2,272,701	—	2,272,701
Energy Equipment & Services	—	2,220,654	—	2,220,654
Entertainment	—	256,655	—	256,655
Environmental, Maintenance & Security Service	—	1,934,814	—	1,934,814
Equity Real Estate Investment Trusts (REITs)	—	9,438,675	—	9,438,675
Food & Staples Retailing	—	3,435,145	—	3,435,145
Food Products	—	2,519,957	—	2,519,957
Gas Utilities	—	115,575	—	115,575
Health Care Equipment & Supplies	—	1,849,511	—	1,849,511
Health Care Providers & Services	—	11,667,065	—	11,667,065
Health Care Technology	—	3,097,995	—	3,097,995
Hotels, Restaurants & Leisure	—	10,139,364	3,299,810	13,439,174
Household Durables	—	1,478,148	—	1,478,148
Household Products	—	71,015	—	71,015
Independent Power and Renewable Electricity Producers	—	2,156,199	—	2,156,199
Industrial Conglomerates	—	33,851	—	33,851
Insurance	—	22,607,928	—	22,607,928
Interactive Media & Services	—	1,244,484	—	1,244,484
Internet Software & Services	—	3,067,157	—	3,067,157
IT Services	—	7,453,293	—	7,453,293
Leisure Products	—	371,231	—	371,231
Machinery	—	2,675,799	—	2,675,799
Media	—	39,613,296	—	39,613,296
Metals & Mining	—	6,656,920	—	6,656,920
Multiline Retail	—	231,551	—	231,551
Multi-Utilities	—	953,231	—	953,231
Offshore Drilling & Other Services	—	556,157	—	556,157
Oil, Gas & Consumable Fuels	63,844	46,458,019	1,411,589	47,933,452

31

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Pharmaceuticals	$—	$12,783,730	$—	$12,783,730
Real Estate	—	60,329	—	60,329
Real Estate Management & Development	—	2,632,544	—	2,632,544
Road & Rail	—	6,637,800	—	6,637,800
Semiconductors & Semiconductor Equipment	—	5,901,350	—	5,901,350
Software	—	12,236,338	—	12,236,338
Specialty Retail	—	836,366	—	836,366
Technology Hardware, Storage & Peripherals	—	2,719,081	—	2,719,081
Textiles, Apparel & Luxury Goods	—	260,783	—	260,783
Thrifts & Mortgage Finance	—	446,900	—	446,900
Tobacco	—	5,132,592	—	5,132,592
Transportation	—	75,442	—	75,442
Transportation Infrastructure	—	2,100,567	659,872	2,760,439
Utilities	—	7,762,102	—	7,762,102
Wireless Telecommunication Services	—	7,095,475	—	7,095,475
Floating Rate Loan Interests	—	20,941,176	1,225,064	22,166,240
Foreign Agency Obligations	—	18,303,530	—	18,303,530
Municipal Bonds	—	20,592,325	—	20,592,325
Non-Agency Mortgage-Backed Securities	—	67,630,538	—	67,630,538
Preferred Securities
Capital Trusts	—	41,064,380	—	41,064,380
Preferred Stocks
Capital Markets	3,888,078	—	—	3,888,078
Thrifts & Mortgage Finance	—	36,800	—	36,800
Trust Preferred	825,366	—	—	825,366
U.S. Government Sponsored Agency Securities	—	136,540,369	—	136,540,369
U.S. Treasury Obligations	—	205,904,685	—	205,904,685
Short-Term Securities
Money Market Funds	6,766,589	—	—	6,766,589
U.S. Treasury Obligations	—	14,324,355	—	14,324,355
Options Purchased
Credit Contracts	—	806	—	806
Liabilities
Investments
TBA Sale Commitments	—	(6,668,047)	—	(6,668,047)
Unfunded Floating Rate Loan Interests	—	(17,659)	—	(17,659)

	$11,543,877	$1,000,273,513	$7,596,930	$1,019,414,320

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$118,852	$—	$118,852
Foreign Currency Exchange Contracts	—	186,988	—	186,988
Interest Rate Contracts	5,784,661	9,669,417	—	15,454,078
Liabilities
Credit Contracts	—	(2,111,491)	—	(2,111,491)
Interest Rate Contracts	(6,934,045)	(4,216,826)	—	(11,150,871)

	$(1,149,384)	$3,646,940	$—	$2,497,556

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $427,342,989 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2021	$2,843,303	$6,314,241	$580,932	$9,738,476
Transfers into Level 3	—	—	1,045,210	1,045,210
Transfers out of Level 3	(1,539,188)	—	(4,762)	(1,543,950)
Accrued discounts/premiums	(53,000)	—	1,414	(51,586)
Net realized gain (loss)	3,513		1,130	4,643
Net change in unrealized appreciation (depreciation) (a)	19,652	(844,784)	(138,181)	(963,313)
Purchases	—	—	360,355	360,355
Sales	(273,685)	(98,186)	(621,034)	(992,905)

Closing balance, as of September 30, 2022	$1,000,595	$5,371,271	$1,225,064	$7,596,930

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 (a)	$19,652	$(844,784)	$(127,539)	$(952,671)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$984,761	Income	Discount Rate	9%	—
Corporate Bonds	5,371,271	Income	Credit Spread	123 -675	535

	$6,356,032

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

Portfolio Abbreviation (continued)

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

33